NATIONWIDE

PROVIDENT VLI

SEPARATE

ACCOUNT A

Annual Report

To

Policyholders

December 31, 2021

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide Provident VLI Separate Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VLI Separate Account A (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)1

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)1

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)1

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)1

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)1

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)1

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)1

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)1

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)1

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2021 (inception) to December 31, 2021.

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from August 27, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)1

Statement of operations for the period from January 1, 2021 to April 30, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to April 30, 2021 (liquidation) and the year ended December 31, 2020.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 4, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVGIA	6,558	$195,009	$241,519	$-	$241,519	$300	$241,219
ALVSVA	14,217	262,044	333,526	-	333,526	38	333,488
AASCO	170,081	4,311,720	4,741,869	-	4,741,869	149	4,741,720
ACVI	34,094	368,243	506,637	-	506,637	43	506,594
ACVIG	27,414	243,851	293,878	-	293,878	596	293,282
ACVIP2	16,649	182,131	190,136	-	190,136	87	190,049
ACVMV1	20,903	427,053	522,987	-	522,987	172	522,815
ACVU1	5,776	146,790	181,255	350	181,605	-	181,605
MLVGA2	21,592	372,020	382,398	-	382,398	-	382,398
DSC	1,691	66,724	97,686	489	98,175	-	98,175
DSIF	47,569	2,480,635	3,701,368	-	3,701,368	596	3,700,772
DVSCS	123,362	2,258,304	2,905,176	447	2,905,623	-	2,905,623
FQB	11,456	124,262	128,991	177	129,168	-	129,168
FVU2	4,462	47,248	57,555	44	57,599	-	57,599
FAMP	86,373	1,320,443	1,583,214	202	1,583,416	-	1,583,416
FCP	7	392	399	225	624	-	624
FEIP	258,962	5,756,253	6,771,858	163	6,772,021	-	6,772,021
FEIS	23,316	511,618	605,514	-	605,514	296	605,218
FF30S	4,015	53,972	71,796	-	71,796	94	71,702
FGP	179,656	13,264,372	18,402,144	1,145	18,403,289	-	18,403,289
FGS	9,233	691,626	938,982	6	938,988	-	938,988
FHIP	296,062	1,556,423	1,554,326	-	1,554,326	113	1,554,213
FIGBP	177,888	2,344,083	2,374,799	-	2,374,799	279	2,374,520
FIGBS	4,616	59,987	60,842	-	60,842	152	60,690
FMCS	63,645	2,131,030	2,585,906	301	2,586,207	-	2,586,207
FNRS2	17,574	237,756	275,731	54	275,785	-	275,785
FOP	118,037	2,429,124	3,456,110	-	3,456,110	55	3,456,055
FOS	15,020	321,763	437,527	169	437,696	-	437,696
FVSS	16,241	214,532	265,533	-	265,533	514	265,019
FTVDM2	15,267	177,570	162,899	-	162,899	44	162,855
FTVFA2	119	719	708	93	801	-	801
FTVGI2	33,599	454,062	441,153	1	441,154	-	441,154
FTVSVI	55,142	880,139	1,016,267	627	1,016,894	-	1,016,894
TIF	4,966	68,712	69,024	114	69,138	-	69,138
ACEG	1,501	105,005	133,027	-	133,027	466	132,561
MSVMV	371	7,063	7,463	-	7,463	8	7,455
OVAG	1,683	154,158	192,899	108	193,007	-	193,007
OVGS	35,808	1,433,134	2,048,949	-	2,048,949	187	2,048,762
OVSB	10,983	52,808	48,876	45	48,921	-	48,921
OVSC	8,428	199,419	265,215	143	265,358	-	265,358
WRASP	21,186	193,649	215,863	-	215,863	78	215,785
JABS	10,625	414,721	564,610	-	564,610	436	564,174
JACAS	14,779	688,450	837,076	-	837,076	1,299	835,777
JAGTS	47,355	969,434	990,196	-	990,196	38	990,158
JAIGS	23,869	662,813	979,112	151	979,263	-	979,263
MV2IGI	4,773	96,539	131,602	237	131,839	-	131,839
MVFIC	104,537	2,226,731	2,584,161	-	2,584,161	87	2,584,074
MSEM	3,964	31,449	28,540	-	28,540	191	28,349
MSVFI	72,345	797,353	757,453	-	757,453	44	757,409
MSVRE	1,222	23,381	28,679	-	28,679	385	28,294
EIF4	75,554	1,306,896	1,722,640	-	1,722,640	109	1,722,531
GBF	3,165	34,711	34,399	18	34,417	-	34,417
GBF4	88,955	995,649	966,048	29	966,077	-	966,077

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
GEM	19,799	279,708	272,044	508	272,552	-	272,552
GIG	9,944	128,056	126,785	27	126,812	-	126,812
GVAAA2	6,328	160,913	190,487	-	190,487	64	190,423
GVABD2	925	11,114	11,315	-	11,315	6	11,309
GVAGG2	3,792	121,351	172,619	30	172,649	-	172,649
GVAGI2	2,309	138,741	156,628	-	156,628	156	156,472
GVAGR2	3,922	375,587	566,825	-	566,825	116	566,709
GVDMA	146,770	1,869,222	2,157,516	-	2,157,516	339	2,157,177
GVDMC	5,476	60,293	65,057	-	65,057	126	64,931
GVEX4	899,548	15,281,257	25,196,352	-	25,196,352	316	25,196,036
GVIDA	35,405	448,659	524,349	-	524,349	278	524,071
GVIDC	14,851	150,566	159,502	-	159,502	218	159,284
GVIDM	180,034	2,160,489	2,365,650	-	2,365,650	11	2,365,639
HIBF	27,022	178,272	176,996	-	176,996	90	176,906
MCIF	23,209	518,421	642,198	429	642,627	-	642,627
MSBF	51,755	474,006	473,559	-	473,559	30	473,529
NVAMV1	29,219	433,723	580,580	-	580,580	240	580,340
NVAMVX	31,533	476,784	625,611	64	625,675	-	625,675
NVCBD1	7,511	83,148	81,116	66	81,182	-	81,182
NVCCA1	16,568	170,520	203,118	-	203,118	41	203,077
NVCCN1	7,463	78,666	84,703	-	84,703	75	84,628
NVCMD1	13,400	142,127	165,086	-	165,086	75	165,011
NVCRA1	1,181	11,625	15,396	-	15,396	3	15,393
NVCRB1	14,382	158,892	179,486	69	179,555	-	179,555
NVDBL2	43	656	741	-	741	41	700
NVIE6	2,444	22,797	30,868	-	30,868	10	30,858
NVLCP1	3,589	40,603	41,233	-	41,233	87	41,146
NVMIG1	75,472	787,270	872,461	-	872,461	73	872,388
NVMIVX	110,670	1,064,382	1,273,817	34	1,273,851	-	1,273,851
NVMLG1	126,874	1,249,353	1,329,644	-	1,329,644	40	1,329,604
NVMMG1	372,884	4,101,285	4,310,536	102	4,310,638	-	4,310,638
NVMMV2	58,007	535,693	556,291	-	556,291	51	556,240
NVNMO1	15,629	166,038	236,785	137	236,922	-	236,922
NVNSR1	3,490	58,896	55,278	-	55,278	1	55,277
NVNSR2	10,640	144,148	168,327	-	168,327	40	168,287
NVOLG1	914,313	16,560,526	21,970,952	-	21,970,952	848	21,970,104
NVRE1	188,449	1,293,734	1,988,140	-	1,988,140	79	1,988,061
NVSTB2	6,342	64,963	64,811	44	64,855	-	64,855
NVTIV3	364	3,564	4,218	21	4,239	-	4,239
SAM4	2,960,033	2,960,033	2,960,033	-	2,960,033	73	2,959,960
SCF4	109,336	2,173,853	2,826,346	385	2,826,731	-	2,826,731
SCGF	14,325	246,157	284,630	-	284,630	41	284,589
SCVF4	137,477	1,426,497	1,590,608	303	1,590,911	-	1,590,911
TRF4	48,498	880,554	1,319,152	-	1,319,152	416	1,318,736
AMCG	328	10,320	13,244	-	13,244	110	13,134
AMMCGS	3,488	89,253	125,622	104	125,726	-	125,726
AMSRS	35,502	936,719	1,314,622	534	1,315,156	-	1,315,156
AMTB	33,780	356,443	354,012	86	354,098	-	354,098
PMVLDA	142,451	1,467,330	1,457,276	42	1,457,318	-	1,457,318
PVEIB	4,327	101,930	133,372	162	133,534	-	133,534
PVGOB	13,373	141,338	214,235	-	214,235	148	214,087
PVTIGB	2,698	35,756	46,028	28	46,056	-	46,056
TRHS2	10,163	504,307	621,876	245	622,121	-	622,121

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
VWBF	53,466	461,633	429,864	-	429,864	136	429,728
VWEM	112,844	1,559,840	1,624,950	-	1,624,950	324	1,624,626
VWHA	16,937	351,329	450,689	-	450,689	322	450,367
VVEI	22,128	462,970	615,388	-	615,388	244	615,144
VVHGB	10,423	125,331	127,375	-	127,375	98	127,277
VVHYB	29,934	232,856	241,272	-	241,272	113	241,159
VVMCI	38,945	808,839	1,148,107	-	1,148,107	52	1,148,055
SVDF	8,799	377,821	376,078	316	376,394	-	376,394
SVOF	2,969	73,688	104,320	-	104,320	53	104,267
WFVSCG	8,606	90,243	120,834	-	120,834	11	120,823

Total (unaudited)			$154,493,534	$9,074	$154,502,608	$12,451	$154,490,157

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVGIA	ALVSVA	AASCO	ACVI	ACVIG	ACVIP2	ACVMV1
Reinvested dividends	$1,451,624	1,877	2,891	-	712	2,999	5,762	5,955
Mortality and expense risk charges (note 3)	(1,075,749)	(1,649)	(2,440)	(36,316)	(3,153)	(2,006)	(1,342)	(3,928)

Net investment income (loss)	375,875	228	451	(36,316)	(2,441)	993	4,420	2,027

Realized gain (loss) on investments	7,559,657	3,736	11,901	253,965	6,805	(1,356)	(555)	15,342
Change in unrealized gain (loss) on investments	8,059,820	50,913	87,903	(2,056,481)	19,120	16,229	6,018	86,298

Net gain (loss) on investments	15,619,477	54,649	99,804	(1,802,516)	25,925	14,873	5,463	101,640

Reinvested capital gains	9,752,669	-	-	1,518,510	12,605	39,659	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,748,021	54,877	100,255	(320,322)	36,089	55,525	9,883	103,667

Investment Activity*:	ACVU1	MLVGA2	DCAP	DSC	DSIF	DVSCS	FQB	FVU2
Reinvested dividends	$-	3,106	1,902	107	38,018	21,234	3,197	914
Mortality and expense risk charges (note 3)	(1,070)	(3,129)	(3,202)	(673)	(23,862)	(22,131)	(891)	(391)

Net investment income (loss)	(1,070)	(23)	(1,300)	(566)	14,156	(897)	2,306	523

Realized gain (loss) on investments	2,509	13,927	139,294	1,584	128,652	74,690	309	264
Change in unrealized gain (loss) on investments	20,976	(44,441)	(73,631)	12,598	519,165	563,498	(6,422)	7,674

Net gain (loss) on investments	23,485	(30,514)	65,663	14,182	647,817	638,188	(6,113)	7,938

Reinvested capital gains	10,615	52,734	47,332	-	138,329	43,481	1,109	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,030	22,197	111,695	13,616	800,302	680,772	(2,698)	8,461

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FAMP	FCP	FEIP	FEIS	FF30S	FGP	FGS	FHIP
Reinvested dividends	$24,958	-	124,883	10,290	693	-	-	84,397
Mortality and expense risk charges (note 3)	(10,871)	-	(45,627)	(4,260)	(508)	(122,891)	(6,980)	(11,669)

Net investment income (loss)	14,087	-	79,256	6,030	185	(122,891)	(6,980)	72,728

Realized gain (loss) on investments	54,741	16	135,909	7,338	283	781,780	68,261	4,207
Change in unrealized gain (loss) on investments	66,098	6	456,316	41,772	3,969	(761,559)	(68,975)	(23,994)

Net gain (loss) on investments	120,839	22	592,225	49,110	4,252	20,221	(714)	(19,787)

Reinvested capital gains	8,538	31	722,592	64,102	2,806	3,609,382	193,438	-

Net increase (decrease) in contract owners’ equity resulting from operations	$143,464	53	1,394,073	119,242	7,243	3,506,712	185,744	52,941

Investment Activity*:	FIGBP	FIGBS	FMCS	FNRS2	FOP	FOS	FVSS	FTVDM2
Reinvested dividends	$49,101	1,137	12,672	5,634	17,421	1,820	3,616	1,434
Mortality and expense risk charges (note 3)	(17,870)	(431)	(19,817)	(1,618)	(23,487)	(3,046)	(1,844)	(3,010)

Net investment income (loss)	31,231	706	(7,145)	4,016	(6,066)	(1,226)	1,772	(1,576)

Realized gain (loss) on investments	58,806	509	170,329	(10,291)	110,169	7,715	2,660	220,362
Change in unrealized gain (loss) on investments	(191,229)	(3,606)	49,620	92,454	217,672	32,125	41,952	(166,211)

Net gain (loss) on investments	(132,423)	(3,097)	219,949	82,163	327,841	39,840	44,612	54,151

Reinvested capital gains	67,022	1,582	397,111	-	246,569	30,591	21,214	3,287

Net increase (decrease) in contract owners’ equity resulting from operations	$(34,170)	(809)	609,915	86,179	568,344	69,205	67,598	55,862

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FTVFA2	FTVGI2	FTVRDI	FTVSVI	TIF	ACEG	MSVMV	OVAG
Reinvested dividends	$11	-	13,048	11,700	1,494	-	31	-
Mortality and expense risk charges (note 3)	(4)	(3,167)	(8,014)	(7,546)	(478)	(1,019)	(67)	(1,095)

Net investment income (loss)	7	(3,167)	5,034	4,154	1,016	(1,019)	(36)	(1,095)

Realized gain (loss) on investments	(8)	(18,458)	410,437	(12,331)	(326)	19,747	1,922	5,565
Change in unrealized gain (loss) on investments	70	(2,703)	(178,762)	203,891	2,059	(19,596)	401	(2,287)

Net gain (loss) on investments	62	(21,161)	231,675	191,560	1,733	151	2,323	3,278

Reinvested capital gains	-	-	39,501	26,094	-	15,231	-	19,805

Net increase (decrease) in contract owners’ equity resulting from operations	$69	(24,328)	276,210	221,808	2,749	14,363	2,287	21,988

Investment Activity*:	OVGI	OVGS	OVSB	OVSC	WRASP	JABS	JACAS	JAGTS
Reinvested dividends	$2,836	-	2,194	998	3,254	3,732	-	1,071
Mortality and expense risk charges (note 3)	(2,474)	(15,143)	(336)	(2,069)	(1,614)	(3,737)	(6,755)	(7,792)

Net investment income (loss)	362	(15,143)	1,858	(1,071)	1,640	(5)	(6,755)	(6,721)

Realized gain (loss) on investments	91,566	108,556	(166)	15,393	8,703	29,932	127,463	259,430
Change in unrealized gain (loss) on investments	(20,755)	87,922	(3,615)	23,795	(11,678)	48,869	(61,926)	(220,890)

Net gain (loss) on investments	70,811	196,478	(3,781)	39,188	(2,975)	78,801	65,537	38,540

Reinvested capital gains	23,120	101,564	-	16,777	21,152	4,267	119,349	122,787

Net increase (decrease) in contract owners’ equity resulting from operations	$94,293	282,899	(1,923)	54,894	19,817	83,063	178,131	154,606

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	JAIGS	MV2IGI	MVFIC	MSEM	MSVFI	MSVRE	EIF4	GBF
Reinvested dividends	$9,943	296	36,992	1,472	40,072	693	21,529	562
Mortality and expense risk charges (note 3)	(7,352)	(916)	(21,418)	(212)	(5,448)	(274)	(12,240)	(244)

Net investment income (loss)	2,591	(620)	15,574	1,260	34,624	419	9,289	318

Realized gain (loss) on investments	26,785	10,294	381,091	(51)	(38,188)	(356)	83,842	2
Change in unrealized gain (loss) on investments	90,980	1,747	156,127	(2,014)	(68,756)	15,016	176,624	(1,228)

Net gain (loss) on investments	117,765	12,041	537,218	(2,065)	(106,944)	14,660	260,466	(1,226)

Reinvested capital gains	-	15,787	61,601	-	66,417	-	16,712	-

Net increase (decrease) in contract owners’ equity resulting from operations	$120,356	27,208	614,393	(805)	(5,903)	15,079	286,467	(908)

Investment Activity*:	GBF4	GEM	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2
Reinvested dividends	$15,680	3,485	4,590	2,225	224	-	1,498	-
Mortality and expense risk charges (note 3)	(4,830)	(2,744)	(3,635)	(1,460)	(87)	(1,238)	(747)	(4,396)

Net investment income (loss)	10,850	741	955	765	137	(1,238)	751	(4,396)

Realized gain (loss) on investments	(3,266)	26,413	107,608	3,711	359	2,527	1,170	73,922
Change in unrealized gain (loss) on investments	(25,959)	(60,019)	(38,061)	19,434	(768)	17,030	14,341	31,887

Net gain (loss) on investments	(29,225)	(33,606)	69,547	23,145	(409)	19,557	15,511	105,809

Reinvested capital gains	-	-	-	1,218	62	4,426	2,591	9,044

Net increase (decrease) in contract owners’ equity resulting from operations	$(18,375)	(32,865)	70,502	25,128	(210)	22,745	18,853	110,457

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVDMA	GVDMC	GVEX4	GVIDA	GVIDC	GVIDM	HIBF	MCIF
Reinvested dividends	$3,297	141	492,161	673	350	4,401	8,309	7,395
Mortality and expense risk charges (note 3)	(15,665)	(536)	(166,010)	(3,785)	(1,163)	(16,759)	(1,312)	(4,561)

Net investment income (loss)	(12,368)	(395)	326,151	(3,112)	(813)	(12,358)	6,997	2,834

Realized gain (loss) on investments	59,458	1,248	2,083,276	6,157	1,377	(6,669)	455	(1,887)
Change in unrealized gain (loss) on investments	173,818	3,019	3,072,338	54,558	1,419	212,898	(211)	118,895

Net gain (loss) on investments	233,276	4,267	5,155,614	60,715	2,796	206,229	244	117,008

Reinvested capital gains	31,866	576	170,961	8,674	939	26,315	-	10,202

Net increase (decrease) in contract owners’ equity resulting from operations	$252,774	4,448	5,652,726	66,277	2,922	220,186	7,241	130,044

Investment Activity*:	MSBF	NVAMV1	NVAMVX	NVCBD1	NVCCA1	NVCCN1	NVCMD1	NVCRA1
Reinvested dividends	$25,263	6,736	7,653	1,591	620	180	420	28
Mortality and expense risk charges (note 3)	(3,270)	(3,896)	(3,578)	(615)	(1,643)	(625)	(1,166)	(106)

Net investment income (loss)	21,993	2,840	4,075	976	(1,023)	(445)	(746)	(78)

Realized gain (loss) on investments	2,126	2,585	34,310	24	3,054	53	(240)	75
Change in unrealized gain (loss) on investments	(4,060)	142,607	96,993	(4,801)	28,649	3,240	19,509	2,469

Net gain (loss) on investments	(1,934)	145,192	131,303	(4,777)	31,703	3,293	19,269	2,544

Reinvested capital gains	-	-	-	2,315	-	188	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,059	148,032	135,378	(1,486)	30,680	3,036	18,523	2,466

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVCRB1	NVDBL2	NVIE6	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1
Reinvested dividends	$455	1	711	833	3,467	41,797	-	5,578
Mortality and expense risk charges (note 3)	(1,290)	(4)	(229)	(323)	(8,418)	(8,608)	(8,914)	(33,902)

Net investment income (loss)	(835)	(3)	482	510	(4,951)	33,189	(8,914)	(28,324)

Realized gain (loss) on investments	505	10	382	444	92,088	20,069	(56,433)	79,167
Change in unrealized gain (loss) on investments	17,079	42	2,411	(3,094)	(104,265)	55,491	263,157	(915,984)

Net gain (loss) on investments	17,584	52	2,793	(2,650)	(12,177)	75,560	206,724	(836,817)

Reinvested capital gains	-	7	-	1,490	29,452	-	207,133	618,696

Net increase (decrease) in contract owners’ equity resulting from operations	$16,749	56	3,275	(650)	12,324	108,749	404,943	(246,445)

Investment Activity*:	NVMMV2	NVNMO1	NVNSR1	NVNSR2	NVOLG1	NVRE1	NVSTB2	NVTIV3
Reinvested dividends	$3,992	671	164	524	98,340	19,866	706	127
Mortality and expense risk charges (note 3)	(3,955)	(1,634)	(120)	(1,430)	(129,781)	(14,720)	(504)	(39)

Net investment income (loss)	37	(963)	44	(906)	(31,441)	5,146	202	88

Realized gain (loss) on investments	(10,115)	4,951	(34)	13,543	164,577	225,188	35	174
Change in unrealized gain (loss) on investments	116,207	40,739	(3,618)	9,052	4,223,268	510,478	(1,135)	224

Net gain (loss) on investments	106,092	45,690	(3,652)	22,595	4,387,845	735,666	(1,100)	398

Reinvested capital gains	-	4,437	5,859	23,213	303,313	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$106,129	49,164	2,251	44,902	4,659,717	740,812	(898)	486

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	SAM4	SCF4	SCGF	SCVF4	TRF4	AMCG	AMMCGS	AMSRS
Reinvested dividends	$-	-	-	-	9,592	-	-	4,720
Mortality and expense risk charges (note 3)	(17,602)	(22,081)	(2,002)	(10,982)	(8,330)	(83)	(906)	(8,296)

Net investment income (loss)	(17,602)	(22,081)	(2,002)	(10,982)	1,262	(83)	(906)	(3,576)

Realized gain (loss) on investments	-	424,425	15,939	(46,769)	120,836	397	1,631	27,209
Change in unrealized gain (loss) on investments	-	329,474	(10,413)	449,532	55,311	(202)	(1,812)	205,707

Net gain (loss) on investments	-	753,899	5,526	402,763	176,147	195	(181)	232,916

Reinvested capital gains	-	28,637	21,790	-	56,338	1,401	14,561	24,137

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,602)	760,455	25,314	391,781	233,747	1,513	13,474	253,477

Investment Activity*:	AMTB	PMVFBA	PMVLDA	PVEIB	PVGOB	PVTIGB	TRHS2	VWBF
Reinvested dividends	$9,004	3	3,803	1,471	-	527	-	21,899
Mortality and expense risk charges (note 3)	(2,440)	(2)	(5,419)	(916)	(1,489)	(330)	(4,480)	(3,376)

Net investment income (loss)	6,564	1	(1,616)	555	(1,489)	197	(4,480)	18,523

Realized gain (loss) on investments	694	48	3,904	956	14,673	188	16,891	26,267
Change in unrealized gain (loss) on investments	(7,211)	(106)	(16,219)	21,900	8,008	1,436	15,980	(70,309)

Net gain (loss) on investments	(6,517)	(58)	(12,315)	22,856	22,681	1,624	32,871	(44,042)

Reinvested capital gains	-	-	-	4,578	18,837	1,625	38,937	-

Net increase (decrease) in contract owners’ equity resulting from operations	$47	(57)	(13,931)	27,989	40,029	3,446	67,328	(25,519)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VWEM	VWHA	VVEI	VVHGB	VVHYB	VVMCI	SVDF	SVOF
Reinvested dividends	$16,601	2,251	11,220	2,458	11,908	12,829	-	41
Mortality and expense risk charges (note 3)	(12,691)	(3,409)	(5,520)	(1,139)	(2,378)	(10,671)	(2,449)	(664)

Net investment income (loss)	3,910	(1,158)	5,700	1,319	9,530	2,158	(2,449)	(623)

Realized gain (loss) on investments	86,826	36,748	16,628	340	(1,782)	70,184	26,211	3,655
Change in unrealized gain (loss) on investments	(355,802)	38,367	90,572	(5,851)	(1,058)	84,553	(75,714)	13,784

Net gain (loss) on investments	(268,976)	75,115	107,200	(5,511)	(2,840)	154,737	(49,503)	17,439

Reinvested capital gains	40,539	-	10,360	986	-	76,560	29,251	4,949

Net increase (decrease) in contract owners’ equity resulting from operations	$(224,527)	73,957	123,260	(3,206)	6,690	233,455	(22,701)	21,765

Investment Activity*:	WFVSCG	AVBVI
Reinvested dividends	$-	487
Mortality and expense risk charges (note 3)	(821)	(49)

Net investment income (loss)	(821)	438

Realized gain (loss) on investments	5,367	1,089
Change in unrealized gain (loss) on investments	(8,593)	91

Net gain (loss) on investments	(3,226)	1,180

Reinvested capital gains	11,762	1,641

Net increase (decrease) in contract owners’ equity resulting from operations	$7,715	3,259

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVGIA		ALVSVA		AASCO
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$375,875	737,831	228	1,640	451	906	(36,316)	16,896
Realized gain (loss) on investments	7,559,657	2,014,233	3,736	(1,684)	11,901	(14,081)	253,965	124,508
Change in unrealized gain (loss) on investments	8,059,820	13,533,078	50,913	(6,980)	87,903	7,408	(2,056,481)	1,780,953
Reinvested capital gains	9,752,669	7,359,033	-	10,027	-	11,897	1,518,510	308,524

Net increase (decrease) in contract owners’ equity resulting from operations	25,748,021	23,644,175	54,877	3,003	100,255	6,130	(320,322)	2,230,881

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	17,205,944	18,742,705	-	-	48,109	-	42,730	142,069
Transfers between funds	(2,613)	675	-	-	-	(4)	(137)	(31)
Surrenders (notes 2, 3, 4, 5 and 6)	(36,584,215)	(38,250,731)	(27,916)	(14,563)	(115,457)	(35,935)	(396,451)	(801,221)
Adjustments to maintain reserves	5,516,852	6,173,643	3,873	5,903	12,642	16,226	140,232	151,242

Net equity transactions	(13,864,032)	(13,333,708)	(24,043)	(8,660)	(54,706)	(19,713)	(213,626)	(507,941)

Net change in contract owners’ equity	11,883,989	10,310,467	30,834	(5,657)	45,549	(13,583)	(533,948)	1,722,940
Contract owners’ equity at beginning of period	142,606,168	132,295,701	210,385	216,042	287,939	301,522	5,275,668	3,552,728

Contract owners’ equity at end of period	$154,490,157	142,606,168	241,219	210,385	333,488	287,939	4,741,720	5,275,668

CHANGE IN UNITS:
Beginning units	271,607	297,384	452	474	422	451	6,030	6,733
Units purchased	77,319	114,870	13	26	59	35	521	635
Units surrendered	(96,245)	(140,647)	(48)	(48)	(103)	(64)	(713)	(1,338)

Ending units	252,681	271,607	417	452	378	422	5,838	6,030

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVI		ACVIG		ACVIP2		ACVMV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,441)	(749)	993	2,647	4,420	1,099	2,027	4,576
Realized gain (loss) on investments	6,805	2,857	(1,356)	(11,280)	(555)	(2,308)	15,342	(6,826)
Change in unrealized gain (loss) on investments	19,120	86,537	16,229	30,100	6,018	16,024	86,298	(3,608)
Reinvested capital gains	12,605	4,433	39,659	10,851	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,089	93,078	55,525	32,318	9,883	14,815	103,667	(5,858)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	50,000	-	-	-	55
Transfers between funds	-	-	-	-	-	-	(17)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(22,410)	(13,523)	(22,876)	(81,896)	(9,590)	(18,960)	(76,744)	(33,480)
Adjustments to maintain reserves	59,406	63,878	16,162	13,235	7,372	5,814	3,653	3,902

Net equity transactions	36,996	50,355	(6,714)	(18,661)	(2,218)	(13,146)	(73,108)	(29,523)

Net change in contract owners’ equity	73,085	143,433	48,811	13,657	7,665	1,669	30,559	(35,381)
Contract owners’ equity at beginning of period	433,509	290,076	244,471	230,814	182,384	180,715	492,256	527,637

Contract owners’ equity at end of period	$506,594	433,509	293,282	244,471	190,049	182,384	522,815	492,256

CHANGE IN UNITS:
Beginning units	711	595	531	548	975	1,035	1,316	1,417
Units purchased	94	142	30	234	50	37	36	90
Units surrendered	(36)	(26)	(42)	(251)	(62)	(97)	(209)	(191)

Ending units	769	711	519	531	963	975	1,143	1,316

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVU1		MLVGA2		DCAP		DSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,070)	(479)	(23)	1,073	(1,300)	220	(566)	(22)
Realized gain (loss) on investments	2,509	(16,134)	13,927	16,303	139,294	(1,175)	1,584	512
Change in unrealized gain (loss) on investments	20,976	2,509	(44,441)	35,697	(73,631)	58,181	12,598	14,615
Reinvested capital gains	10,615	10,784	52,734	20,033	47,332	28,858	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,030	(3,320)	22,197	73,106	111,695	86,084	13,616	15,105

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	476	129,085	1	2,714	-	33,548	-	-
Transfers between funds	-	-	-	-	2	(4)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(4,375)	(86,881)	(54,047)	(113,635)	(580,941)	(24,954)	(4,498)	(14,704)
Adjustments to maintain reserves	5,182	1,925	7,601	9,225	10,095	17,973	801	2,859

Net equity transactions	1,283	44,129	(46,445)	(101,696)	(570,844)	26,563	(3,697)	(11,845)

Net change in contract owners’ equity	34,313	40,809	(24,248)	(28,590)	(459,149)	112,647	9,919	3,260
Contract owners’ equity at beginning of period	147,292	106,483	406,646	435,236	459,149	346,502	88,256	84,996

Contract owners’ equity at end of period	$181,605	147,292	382,398	406,646	-	459,149	98,175	88,256

CHANGE IN UNITS:
Beginning units	131	141	1,733	2,224	1,061	978	187	206
Units purchased	4	127	84	82	29	155	3	13
Units surrendered	(3)	(137)	(276)	(573)	(1,090)	(72)	(11)	(32)

Ending units	132	131	1,541	1,733	-	1,061	179	187

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSIF		DVSCS		FQB		FVU2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$14,156	25,431	(897)	8,395	2,306	3,043	523	744
Realized gain (loss) on investments	128,652	244,794	74,690	(100,037)	309	1,543	264	(23)
Change in unrealized gain (loss) on investments	519,165	49,326	563,498	164,273	(6,422)	5,356	7,674	(480)
Reinvested capital gains	138,329	192,390	43,481	148,387	1,109	432	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	800,302	511,941	680,772	221,018	(2,698)	10,374	8,461	241

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3	101,036	52,026	95	-	21	-	-
Transfers between funds	-	-	(2)	(1)	1	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(327,395)	(922,940)	(724,250)	(376,625)	(7,438)	(39,555)	(1,407)	(691)
Adjustments to maintain reserves	232,835	237,439	93,822	104,922	9,108	11,657	3,315	3,026

Net equity transactions	(94,557)	(584,465)	(578,404)	(271,609)	1,671	(27,877)	1,908	2,335

Net change in contract owners’ equity	705,745	(72,524)	102,368	(50,591)	(1,027)	(17,503)	10,369	2,576
Contract owners’ equity at beginning of period	2,995,027	3,067,551	2,803,255	2,853,846	130,195	147,698	47,230	44,654

Contract owners’ equity at end of period	$3,700,772	2,995,027	2,905,623	2,803,255	129,168	130,195	57,599	47,230

CHANGE IN UNITS:
Beginning units	5,130	6,410	4,784	5,370	496	582	435	412
Units purchased	322	755	197	330	50	60	34	43
Units surrendered	(588)	(2,035)	(1,082)	(916)	(43)	(146)	(18)	(20)

Ending units	4,864	5,130	3,899	4,784	503	496	451	435

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FAMP		FCP		FEIP		FEIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$14,087	15,376	-	-	79,256	60,807	6,030	4,374
Realized gain (loss) on investments	54,741	12,870	16	73	135,909	(3,953)	7,338	(7,888)
Change in unrealized gain (loss) on investments	66,098	201,927	6	(29)	456,316	18,995	41,772	11,082
Reinvested capital gains	8,538	24,254	31	1	722,592	245,789	64,102	19,767

Net increase (decrease) in contract owners’ equity resulting from operations	143,464	254,427	53	45	1,394,073	321,638	119,242	27,335

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	169,467	715	-	-	130,482	169,566	-	-
Transfers between funds	1	1	-	-	(146)	34	1	(5)
Surrenders (notes 2, 3, 4, 5 and 6)	(863,664)	(161,145)	338	(377)	(1,136,175)	(669,403)	(56,031)	(34,779)
Adjustments to maintain reserves	84,895	99,520	233	332	296,021	313,002	24,204	29,003

Net equity transactions	(609,301)	(60,909)	571	(45)	(709,818)	(186,801)	(31,826)	(5,781)

Net change in contract owners’ equity	(465,837)	193,518	624	-	684,255	134,837	87,416	21,554
Contract owners’ equity at beginning of period	2,049,253	1,855,735	-	-	6,087,766	5,952,929	517,802	496,248

Contract owners’ equity at end of period	$1,583,416	2,049,253	624	-	6,772,021	6,087,766	605,218	517,802

CHANGE IN UNITS:
Beginning units	2,514	2,613	-	-	5,769	5,877	1,484	1,504
Units purchased	324	206	1	1	408	767	81	283
Units surrendered	(912)	(305)	-	(1)	(958)	(875)	(165)	(303)

Ending units	1,926	2,514	1	-	5,219	5,769	1,400	1,484

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF30S		FGP		FGS		FHIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$185	313	(122,891)	(85,884)	(6,980)	(5,449)	72,728	71,826
Realized gain (loss) on investments	283	171	781,780	1,193,415	68,261	105,605	4,207	(66,072)
Change in unrealized gain (loss) on investments	3,969	6,938	(761,559)	2,657,261	(68,975)	115,612	(23,994)	45,016
Reinvested capital gains	2,806	1,557	3,609,382	1,300,190	193,438	74,562	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,243	8,979	3,506,712	5,064,982	185,744	290,330	52,941	50,770

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	22,577	561,097	660,688	4	3,279	621,043	500,525
Transfers between funds	-	-	(219)	(21)	-	(16)	4	(2)
Surrenders (notes 2, 3, 4, 5 and 6)	(306)	(323)	(2,201,732)	(2,823,745)	(161,412)	(180,607)	(910,269)	(628,937)
Adjustments to maintain reserves	1,872	1,734	450,282	536,239	24,651	29,580	56,641	67,880

Net equity transactions	1,566	23,988	(1,190,572)	(1,626,839)	(136,757)	(147,764)	(232,581)	(60,534)

Net change in contract owners’ equity	8,809	32,967	2,316,140	3,438,143	48,987	142,566	(179,640)	(9,764)
Contract owners’ equity at beginning of period	62,893	29,926	16,087,149	12,649,006	890,001	747,435	1,733,853	1,743,617

Contract owners’ equity at end of period	$71,702	62,893	18,403,289	16,087,149	938,988	890,001	1,554,213	1,733,853

CHANGE IN UNITS:
Beginning units	214	118	8,996	10,177	1,342	1,608	4,143	4,209
Units purchased	7	97	690	1,113	43	141	2,034	1,934
Units surrendered	(2)	(1)	(1,207)	(2,294)	(226)	(407)	(2,653)	(2,000)

Ending units	219	214	8,479	8,996	1,159	1,342	3,524	4,143

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FIGBP		FIGBS		FMCS		FNRS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$31,231	42,500	706	755	(7,145)	(3,854)	4,016	2,384
Realized gain (loss) on investments	58,806	71,210	509	1,466	170,329	(42,111)	(10,291)	(14,697)
Change in unrealized gain (loss) on investments	(191,229)	126,110	(3,606)	2,488	49,620	436,466	92,454	(34,585)
Reinvested capital gains	67,022	1,104	1,582	23	397,111	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(34,170)	240,924	(809)	4,732	609,915	390,501	86,179	(46,898)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	114,038	-	-	2	5,000	79,344	-
Transfers between funds	17	(7)	-	-	(258)	(16)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(768,335)	(891,235)	(779)	(16,466)	(835,770)	(305,230)	(40,999)	16,900
Adjustments to maintain reserves	352,816	374,105	5,363	6,278	52,554	56,202	7,933	6,990

Net equity transactions	(415,502)	(403,099)	4,584	(10,188)	(783,472)	(244,044)	46,278	23,890

Net change in contract owners’ equity	(449,672)	(162,175)	3,775	(5,456)	(173,557)	146,457	132,457	(23,008)
Contract owners’ equity at beginning of period	2,824,192	2,986,367	56,915	62,371	2,759,764	2,613,307	143,328	166,336

Contract owners’ equity at end of period	$2,374,520	2,824,192	60,690	56,915	2,586,207	2,759,764	275,785	143,328

CHANGE IN UNITS:
Beginning units	6,012	6,846	292	347	3,862	4,300	1,428	1,104
Units purchased	917	1,234	59	60	85	155	663	581
Units surrendered	(1,651)	(2,068)	(35)	(115)	(1,117)	(593)	(303)	(257)

Ending units	5,278	6,012	316	292	2,830	3,862	1,788	1,428

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FOP		FOS		FVSS		FTVDM2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(6,066)	(8,296)	(1,226)	(1,178)	1,772	835	(1,576)	2,077
Realized gain (loss) on investments	110,169	57,438	7,715	4,109	2,660	781	220,362	(6,215)
Change in unrealized gain (loss) on investments	217,672	347,547	32,125	42,437	41,952	3,440	(166,211)	138,005
Reinvested capital gains	246,569	13,522	30,591	1,342	21,214	9,999	3,287	3,407

Net increase (decrease) in contract owners’ equity resulting from operations	568,344	410,211	69,205	46,710	67,598	15,055	55,862	137,274

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	373	8,545	11	-	-	-	246,418	1,308,926
Transfers between funds	2	(26)	-	(11)	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(407,768)	(535,823)	(25,498)	(27,382)	(17,527)	(17,717)	(936,963)	(797,965)
Adjustments to maintain reserves	118,367	129,165	23,428	23,409	4,186	4,147	2,988	3,169

Net equity transactions	(289,026)	(398,139)	(2,059)	(3,984)	(13,341)	(13,570)	(687,557)	514,130

Net change in contract owners’ equity	279,318	12,072	67,146	42,726	54,257	1,485	(631,695)	651,404
Contract owners’ equity at beginning of period	3,176,737	3,164,665	370,550	327,824	210,762	209,277	794,550	143,146

Contract owners’ equity at end of period	$3,456,055	3,176,737	437,696	370,550	265,019	210,762	162,855	794,550

CHANGE IN UNITS:
Beginning units	6,560	7,596	1,061	1,076	461	485	5,345	1,120
Units purchased	358	503	75	164	15	36	1,847	11,372
Units surrendered	(843)	(1,539)	(80)	(179)	(39)	(60)	(6,021)	(7,147)

Ending units	6,075	6,560	1,056	1,061	437	461	1,171	5,345

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVFA2		FTVGI2		FTVRDI		FTVSVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7	5	(3,167)	49,724	5,034	8,008	4,154	7,702
Realized gain (loss) on investments	(8)	(10)	(18,458)	(97,396)	410,437	5,006	(12,331)	(86,487)
Change in unrealized gain (loss) on investments	70	(75)	(2,703)	7,356	(178,762)	94,544	203,891	65,653
Reinvested capital gains	-	143	-	-	39,501	55,015	26,094	48,976

Net increase (decrease) in contract owners’ equity resulting from operations	69	63	(24,328)	(40,316)	276,210	162,573	221,808	35,844

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	194,642	652,888	5,153	8,934	5,147	50
Transfers between funds	-	-	-	-	-	(38)	(272)	13
Surrenders (notes 2, 3, 4, 5 and 6)	(30)	(30)	(248,398)	(719,350)	(1,534,458)	(101,850)	(174,045)	(110,191)
Adjustments to maintain reserves	220	20	4,061	4,223	16,410	31,728	21,763	30,217

Net equity transactions	190	(10)	(49,695)	(62,239)	(1,512,895)	(61,226)	(147,407)	(79,911)

Net change in contract owners’ equity	259	53	(74,023)	(102,555)	(1,236,685)	101,347	74,401	(44,067)
Contract owners’ equity at beginning of period	542	489	515,177	617,732	1,236,685	1,135,338	942,493	986,560

Contract owners’ equity at end of period	$801	542	441,154	515,177	-	1,236,685	1,016,894	942,493

CHANGE IN UNITS:
Beginning units	3	3	5,430	6,121	2,307	2,447	1,764	1,917
Units purchased	1	-	2,599	7,156	136	101	87	181
Units surrendered	-	-	(3,098)	(7,847)	(2,443)	(241)	(322)	(334)

Ending units	4	3	4,931	5,430	-	2,307	1,529	1,764

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TIF		ACEG		MSVMV		OVAG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,016	1,859	(1,019)	(1,212)	(36)	-	(1,095)	(1,106)
Realized gain (loss) on investments	(326)	(1,504)	19,747	(7,924)	1,922	-	5,565	48,364
Change in unrealized gain (loss) on investments	2,059	(2,184)	(19,596)	37,337	401	-	(2,287)	41,028
Reinvested capital gains	-	-	15,231	11,602	-	-	19,805	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,749	(1,829)	14,363	39,803	2,287	-	21,988	88,286

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	11,288	64,812	-	53,691	189,302
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(7,731)	(5,926)	(60,328)	(124,603)	(60,246)	-	(14,898)	(158,257)
Adjustments to maintain reserves	2,658	2,490	5,400	9,650	602	-	5,929	6,966

Net equity transactions	(5,073)	(3,436)	(54,928)	(103,665)	5,168	-	44,722	38,011

Net change in contract owners’ equity	(2,324)	(5,265)	(40,565)	(63,862)	7,455	-	66,710	126,297
Contract owners’ equity at beginning of period	71,462	76,727	173,126	236,988	-	-	126,297	-

Contract owners’ equity at end of period	$69,138	71,462	132,561	173,126	7,455	-	193,007	126,297

CHANGE IN UNITS:
Beginning units	141	149	484	740	-	-	780	-
Units purchased	5	6	19	81	328	-	187	1,885
Units surrendered	(14)	(14)	(167)	(337)	(293)	-	(89)	(1,105)

Ending units	132	141	336	484	35	-	878	780

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGI		OVGS		OVSB		OVSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$362	2,405	(15,143)	(641)	1,858	2,391	(1,071)	(243)
Realized gain (loss) on investments	91,566	(5,455)	108,556	33,970	(166)	(545)	15,393	(9,931)
Change in unrealized gain (loss) on investments	(20,755)	11,142	87,922	349,286	(3,615)	(809)	23,795	44,975
Reinvested capital gains	23,120	31,008	101,564	68,132	-	-	16,777	3,119

Net increase (decrease) in contract owners’ equity resulting from operations	94,293	39,100	282,899	450,747	(1,923)	1,037	54,894	37,920

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	4	-	-	-	12	4,000
Transfers between funds	1	-	(4)	24	-	-	(1)	(8)
Surrenders (notes 2, 3, 4, 5 and 6)	(457,002)	(37,936)	(356,508)	(431,827)	824	(5,740)	(60,628)	(42,570)
Adjustments to maintain reserves	9,099	11,530	50,605	65,248	3,641	3,189	7,181	7,618

Net equity transactions	(447,902)	(26,406)	(305,903)	(366,555)	4,465	(2,551)	(53,436)	(30,960)

Net change in contract owners’ equity	(353,609)	12,694	(23,004)	84,192	2,542	(1,514)	1,458	6,960
Contract owners’ equity at beginning of period	353,609	340,915	2,071,766	1,987,574	46,379	47,893	263,900	256,940

Contract owners’ equity at end of period	$-	353,609	2,048,762	2,071,766	48,921	46,379	265,358	263,900

CHANGE IN UNITS:
Beginning units	839	894	3,967	4,764	379	382	397	463
Units purchased	25	51	203	216	56	40	11	29
Units surrendered	(864)	(106)	(646)	(1,013)	(18)	(43)	(76)	(95)

Ending units	-	839	3,524	3,967	417	379	332	397

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRASP		JABS		JACAS		JAGTS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,640	2,726	(5)	2,932	(6,755)	(4,948)	(6,721)	(6,979)
Realized gain (loss) on investments	8,703	(266)	29,932	31,207	127,463	111,862	259,430	139,572
Change in unrealized gain (loss) on investments	(11,678)	20,553	48,869	8,390	(61,926)	136,700	(220,890)	189,001
Reinvested capital gains	21,152	3,514	4,267	6,163	119,349	62,393	122,787	69,355

Net increase (decrease) in contract owners’ equity resulting from operations	19,817	26,527	83,063	48,692	178,131	306,007	154,606	390,949

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	158,424	8,708	114,459	419,125	785,078	1,002,216
Transfers between funds	-	(1)	-	(13)	-	(1)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(35,136)	(10,535)	(83,564)	(120,836)	(449,990)	(363,894)	(1,140,213)	(949,641)
Adjustments to maintain reserves	503	2,931	8,940	10,800	23,413	25,208	25,364	72,393

Net equity transactions	(34,633)	(7,605)	83,800	(101,341)	(312,118)	80,438	(329,771)	124,968

Net change in contract owners’ equity	(14,816)	18,922	166,863	(52,649)	(133,987)	386,445	(175,165)	515,917
Contract owners’ equity at beginning of period	230,601	211,679	397,311	449,960	969,764	583,319	1,165,323	649,406

Contract owners’ equity at end of period	$215,785	230,601	564,174	397,311	835,777	969,764	990,158	1,165,323

CHANGE IN UNITS:
Beginning units	1,066	1,106	716	876	1,255	1,027	1,039	947
Units purchased	48	20	213	45	154	759	783	1,410
Units surrendered	(204)	(60)	(149)	(205)	(532)	(531)	(1,043)	(1,318)

Ending units	910	1,066	780	716	877	1,255	779	1,039

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAIGS		MV2IGI		MVFIC		MSEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,591	4,357	(620)	(293)	15,574	20,607	1,260	1,035
Realized gain (loss) on investments	26,785	(35,517)	10,294	8,153	381,091	(153,966)	(51)	(73)
Change in unrealized gain (loss) on investments	90,980	160,111	1,747	4,853	156,127	58,981	(2,014)	373
Reinvested capital gains	-	-	15,787	11,032	61,601	112,616	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	120,356	128,951	27,208	23,745	614,393	38,238	(805)	1,335

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,857	568	476	-	1,382,309	1,123,454	-	-
Transfers between funds	(51)	2	-	-	(171)	4	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(166,693)	(250,301)	(30,113)	(26,640)	(2,160,937)	(1,469,592)	(147)	(155)
Adjustments to maintain reserves	27,762	28,494	3,782	3,427	16,372	18,710	151	(403)

Net equity transactions	(136,125)	(221,237)	(25,855)	(23,213)	(762,427)	(327,424)	4	(558)

Net change in contract owners’ equity	(15,769)	(92,286)	1,353	532	(148,034)	(289,186)	(801)	777
Contract owners’ equity at beginning of period	995,032	1,087,318	130,486	129,954	2,732,108	3,021,294	29,150	28,373

Contract owners’ equity at end of period	$979,263	995,032	131,839	130,486	2,584,074	2,732,108	28,349	29,150

CHANGE IN UNITS:
Beginning units	3,034	3,851	516	634	5,943	6,766	100	101
Units purchased	279	128	18	23	2,841	3,126	1	1
Units surrendered	(681)	(945)	(76)	(141)	(4,227)	(3,949)	(1)	(2)

Ending units	2,632	3,034	458	516	4,557	5,943	100	100

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSVFI		MSVRE		EIF4		GBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$34,624	29,493	419	1,344	9,289	13,456	318	426
Realized gain (loss) on investments	(38,188)	21,536	(356)	(8,595)	83,842	79,386	2	72
Change in unrealized gain (loss) on investments	(68,756)	24,566	15,016	(12,676)	176,624	(120,018)	(1,228)	1,011
Reinvested capital gains	66,417	13,507	-	1,743	16,712	62,004	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,903)	89,102	15,079	(18,184)	286,467	34,828	(908)	1,509

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	373,241	1,013,103	317	-	-	22,576	-	-
Transfers between funds	1	-	-	(10)	(1)	23	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(867,170)	(1,783,856)	(41,686)	(22,126)	(137,786)	(140,742)	1,277	(72)
Adjustments to maintain reserves	328,050	328,725	748	1,685	50,074	53,075	1,811	2,143

Net equity transactions	(165,878)	(442,028)	(40,621)	(20,451)	(87,713)	(65,068)	3,088	2,071

Net change in contract owners’ equity	(171,781)	(352,926)	(25,542)	(38,635)	198,754	(30,240)	2,180	3,580
Contract owners’ equity at beginning of period	929,190	1,282,116	53,836	92,471	1,523,777	1,554,017	32,237	28,657

Contract owners’ equity at end of period	$757,409	929,190	28,294	53,836	1,722,531	1,523,777	34,417	32,237

CHANGE IN UNITS:
Beginning units	2,943	5,186	74	105	4,105	4,297	203	190
Units purchased	2,913	6,691	2	5	226	419	28	31
Units surrendered	(3,285)	(8,934)	(48)	(36)	(432)	(611)	(8)	(18)

Ending units	2,571	2,943	28	74	3,899	4,105	223	203

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GBF4		GEM		GIG		GVAAA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$10,850	7,994	741	3,418	955	1,654	765	1,324
Realized gain (loss) on investments	(3,266)	19,139	26,413	15,275	107,608	(16,514)	3,711	(156)
Change in unrealized gain (loss) on investments	(25,959)	23,790	(60,019)	10,082	(38,061)	30,129	19,434	4,256
Reinvested capital gains	-	-	-	-	-	-	1,218	13,724

Net increase (decrease) in contract owners’ equity resulting from operations	(18,375)	50,923	(32,865)	28,775	70,502	15,269	25,128	19,148

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	603,824	688,859	129,930	-	1,127,273	716,540	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(372,260)	(993,649)	(159,600)	(112,020)	(1,597,689)	(419,833)	(27,943)	(26,606)
Adjustments to maintain reserves	44,430	76,562	23,829	26,985	2,573	2,497	3,056	15,045

Net equity transactions	275,994	(228,228)	(5,841)	(85,035)	(467,843)	299,204	(24,887)	(11,561)

Net change in contract owners’ equity	257,619	(177,305)	(38,706)	(56,260)	(397,341)	314,473	241	7,587
Contract owners’ equity at beginning of period	708,458	885,763	311,258	367,518	524,153	209,680	190,182	182,595

Contract owners’ equity at end of period	$966,077	708,458	272,552	311,258	126,812	524,153	190,423	190,182

CHANGE IN UNITS:
Beginning units	1,664	2,425	607	803	4,118	1,765	788	841
Units purchased	2,077	2,157	334	76	8,069	6,260	22	73
Units surrendered	(1,089)	(2,918)	(369)	(272)	(11,296)	(3,907)	(117)	(126)

Ending units	2,652	1,664	572	607	891	4,118	693	788

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVABD2		GVAGG2		GVAGI2		GVAGR2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$137	184	(1,238)	(144)	751	427	(4,396)	(446)
Realized gain (loss) on investments	359	915	2,527	2,672	1,170	810	73,922	45,329
Change in unrealized gain (loss) on investments	(768)	395	17,030	24,399	14,341	(135)	31,887	100,798
Reinvested capital gains	62	10	4,426	8,612	2,591	4,904	9,044	38,176

Net increase (decrease) in contract owners’ equity resulting from operations	(210)	1,504	22,745	35,539	18,853	6,006	110,457	183,857

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	84,894	-	36,104	110,599
Transfers between funds	-	-	-	-	-	-	(194)	(26)
Surrenders (notes 2, 3, 4, 5 and 6)	(3,364)	(12,096)	(8,417)	(21,661)	(6,750)	(4,331)	(144,604)	(170,693)
Adjustments to maintain reserves	759	5,712	5,606	9,163	3,917	2,328	7,160	8,040

Net equity transactions	(2,605)	(6,384)	(2,811)	(12,498)	82,061	(2,003)	(101,534)	(52,080)

Net change in contract owners’ equity	(2,815)	(4,880)	19,934	23,041	100,914	4,003	8,923	131,777
Contract owners’ equity at beginning of period	14,124	19,004	152,715	129,674	55,558	51,555	557,786	426,009

Contract owners’ equity at end of period	$11,309	14,124	172,649	152,715	156,472	55,558	566,709	557,786

CHANGE IN UNITS:
Beginning units	96	140	442	484	217	226	1,287	1,478
Units purchased	5	41	16	33	305	12	139	344
Units surrendered	(23)	(85)	(24)	(75)	(24)	(21)	(342)	(535)

Ending units	78	96	434	442	498	217	1,084	1,287

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDMA		GVDMC		GVEX4		GVIDA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(12,368)	(9,136)	(395)	(397)	326,151	217,319	(3,112)	(1,915)
Realized gain (loss) on investments	59,458	16,901	1,248	(518)	2,083,276	1,873,201	6,157	3,967
Change in unrealized gain (loss) on investments	173,818	85,686	3,019	4,215	3,072,338	610,532	54,558	20,701
Reinvested capital gains	31,866	112,976	576	1,963	170,961	395,132	8,674	25,180

Net increase (decrease) in contract owners’ equity resulting from operations	252,774	206,427	4,448	5,263	5,652,726	3,096,184	66,277	47,933

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(543)	71	-	246	1,174,501	1,779,302	40,569	18,123
Transfers between funds	15	(27)	-	(8)	(171)	(5)	1	(4)
Surrenders (notes 2, 3, 4, 5 and 6)	(180,504)	(147,224)	(18,466)	(2,675)	(3,561,725)	(3,640,775)	(54,179)	(39,971)
Adjustments to maintain reserves	73,727	76,194	3,586	2,824	703,864	808,727	27,158	31,587

Net equity transactions	(107,305)	(70,986)	(14,880)	387	(1,683,531)	(1,052,751)	13,549	9,735

Net change in contract owners’ equity	145,469	135,441	(10,432)	5,650	3,969,195	2,043,433	79,826	57,668
Contract owners’ equity at beginning of period	2,011,708	1,876,267	75,363	69,713	21,226,841	19,183,408	444,245	386,577

Contract owners’ equity at end of period	$2,157,177	2,011,708	64,931	75,363	25,196,036	21,226,841	524,071	444,245

CHANGE IN UNITS:
Beginning units	5,516	5,740	279	277	15,654	16,656	1,170	1,140
Units purchased	266	323	18	22	1,496	2,754	187	204
Units surrendered	(505)	(547)	(58)	(20)	(2,515)	(3,756)	(153)	(174)

Ending units	5,277	5,516	239	279	14,635	15,654	1,204	1,170

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDC		GVIDM		HIBF		MCIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(813)	(955)	(12,358)	(12,244)	6,997	7,630	2,834	1,272
Realized gain (loss) on investments	1,377	(1,215)	(6,669)	(6,516)	455	(316)	(1,887)	(50,002)
Change in unrealized gain (loss) on investments	1,419	9,358	212,898	95,104	(211)	1,309	118,895	75,207
Reinvested capital gains	939	1,405	26,315	124,329	-	-	10,202	36,952

Net increase (decrease) in contract owners’ equity resulting from operations	2,922	8,593	220,186	200,673	7,241	8,623	130,044	63,429

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	250	10	85,786	-	-	-	-
Transfers between funds	-	(4)	(1)	-	-	-	-	2
Surrenders (notes 2, 3, 4, 5 and 6)	(17,714)	(14,351)	(376,913)	(268,582)	(17,152)	(16,023)	(102,066)	(293,874)
Adjustments to maintain reserves	12,729	13,312	128,790	143,277	12,391	8,527	8,713	15,527

Net equity transactions	(4,985)	(793)	(248,114)	(39,519)	(4,761)	(7,496)	(93,353)	(278,345)

Net change in contract owners’ equity	(2,063)	7,800	(27,928)	161,154	2,480	1,127	36,691	(214,916)
Contract owners’ equity at beginning of period	161,347	153,547	2,393,567	2,232,413	174,426	173,299	605,936	820,852

Contract owners’ equity at end of period	$159,284	161,347	2,365,639	2,393,567	176,906	174,426	642,627	605,936

CHANGE IN UNITS:
Beginning units	875	883	6,432	6,621	634	659	1,065	1,545
Units purchased	135	141	419	792	41	35	70	59
Units surrendered	(161)	(149)	(1,110)	(981)	(59)	(60)	(215)	(539)

Ending units	849	875	5,741	6,432	616	634	920	1,065

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSBF		NVAMV1		NVAMVX		NVCBD1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$21,993	11,461	2,840	4,285	4,075	3,440	976	1,580
Realized gain (loss) on investments	2,126	(2,770)	2,585	(113,972)	34,310	1,632	24	201
Change in unrealized gain (loss) on investments	(4,060)	4,140	142,607	53,092	96,993	51,834	(4,801)	3,097
Reinvested capital gains	-	-	-	17,332	-	-	2,315	191

Net increase (decrease) in contract owners’ equity resulting from operations	20,059	12,831	148,032	(39,263)	135,378	56,906	(1,486)	5,069

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	15,000	46,774	-	-	196,621	98,203	-	-
Transfers between funds	-	(206)	21	4	(297)	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(28,097)	(39,322)	(16,367)	(326,561)	(135,950)	242,458	(5,378)	(5,952)
Adjustments to maintain reserves	21,885	31,024	(126)	15,888	25,742	6,614	3,190	3,019

Net equity transactions	8,788	38,270	(16,472)	(310,669)	86,116	347,275	(2,188)	(2,933)

Net change in contract owners’ equity	28,847	51,101	131,560	(349,932)	221,494	404,181	(3,674)	2,136
Contract owners’ equity at beginning of period	444,682	393,581	448,780	798,712	404,181	-	84,856	82,720

Contract owners’ equity at end of period	$473,529	444,682	580,340	448,780	625,675	404,181	81,182	84,856

CHANGE IN UNITS:
Beginning units	1,883	1,789	1,297	2,323	3,309	-	537	556
Units purchased	279	376	5	164	1,549	3,525	25	27
Units surrendered	(245)	(282)	(43)	(1,190)	(999)	(216)	(39)	(46)

Ending units	1,917	1,883	1,259	1,297	3,859	3,309	523	537

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCCA1		NVCCN1		NVCMD1		NVCRA1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,023)	466	(445)	(390)	(746)	138	(78)	45
Realized gain (loss) on investments	3,054	(10,438)	53	(22)	(240)	(1,612)	75	(12)
Change in unrealized gain (loss) on investments	28,649	24,337	3,240	5,513	19,509	10,836	2,469	1,345
Reinvested capital gains	-	9,242	188	190	-	3,649	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,680	23,607	3,036	5,291	18,523	13,011	2,466	1,378

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(58,215)	(82,093)	(425)	(400)	(6,697)	(6,414)	(273)	(279)
Adjustments to maintain reserves	1,721	2,187	(48)	109	9,515	9,816	706	595

Net equity transactions	(56,494)	(79,906)	(473)	(291)	2,818	3,402	433	316

Net change in contract owners’ equity	(25,814)	(56,299)	2,563	5,000	21,341	16,413	2,899	1,694
Contract owners’ equity at beginning of period	228,891	285,190	82,065	77,065	143,670	127,257	12,494	10,800

Contract owners’ equity at end of period	$203,077	228,891	84,628	82,065	165,011	143,670	15,393	12,494

CHANGE IN UNITS:
Beginning units	1,168	1,613	534	536	764	744	61	59
Units purchased	90	19	3	3	50	60	3	4
Units surrendered	(356)	(464)	(6)	(5)	(36)	(40)	(1)	(2)

Ending units	902	1,168	531	534	778	764	63	61

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCRB1		NVDBL2		NVIE6		NVLCP1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(835)	(78)	(3)	(3)	482	56	510	939
Realized gain (loss) on investments	505	(281)	10	(11)	382	179	444	289
Change in unrealized gain (loss) on investments	17,079	11,548	42	45	2,411	1,514	(3,094)	2,481
Reinvested capital gains	-	2,131	7	20	-	-	1,490	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,749	13,320	56	51	3,275	1,749	(650)	3,709

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,728)	(3,793)	(63)	(75)	(876)	(818)	(4,895)	(5,097)
Adjustments to maintain reserves	659	401	56	(125)	(40)	8	293	584

Net equity transactions	(1,069)	(3,392)	(7)	(200)	(916)	(810)	(4,602)	(4,513)

Net change in contract owners’ equity	15,680	9,928	49	(149)	2,359	939	(5,252)	(804)
Contract owners’ equity at beginning of period	163,875	153,947	651	800	28,499	27,560	46,398	47,202

Contract owners’ equity at end of period	$179,555	163,875	700	651	30,858	28,499	41,146	46,398

CHANGE IN UNITS:
Beginning units	915	936	3	4	238	246	270	298
Units purchased	17	9	1	-	-	-	12	15
Units surrendered	(23)	(30)	(1)	(1)	(7)	(8)	(39)	(43)

Ending units	909	915	3	3	231	238	243	270

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMIG1		NVMIVX		NVMLG1		NVMMG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,951)	2,681	33,189	(1,361)	(8,914)	(7,627)	(28,324)	(28,496)
Realized gain (loss) on investments	92,088	(16,474)	20,069	1,539	(56,433)	(26,634)	79,167	(88,470)
Change in unrealized gain (loss) on investments	(104,265)	137,561	55,491	153,944	263,157	(183,323)	(915,984)	1,567,698
Reinvested capital gains	29,452	343,681	-	-	207,133	495,289	618,696	569,934

Net increase (decrease) in contract owners’ equity resulting from operations	12,324	467,449	108,749	154,122	404,943	277,705	(246,445)	2,020,666

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1	411	472	873,268	476	32	53	730
Transfers between funds	-	-	(18)	-	1	(2)	(39)	342
Surrenders (notes 2, 3, 4, 5 and 6)	(462,217)	(223,250)	(71,889)	84,955	(306,122)	(148,751)	(633,928)	(775,192)
Adjustments to maintain reserves	10,905	10,263	107,227	16,965	49,096	49,461	124,678	130,871

Net equity transactions	(451,311)	(212,576)	35,792	975,188	(256,549)	(99,260)	(509,236)	(643,249)

Net change in contract owners’ equity	(438,987)	254,873	144,541	1,129,310	148,394	178,445	(755,681)	1,377,417
Contract owners’ equity at beginning of period	1,311,375	1,056,502	1,129,310	-	1,181,210	1,002,765	5,066,319	3,688,902

Contract owners’ equity at end of period	$872,388	1,311,375	1,273,851	1,129,310	1,329,604	1,181,210	4,310,638	5,066,319

CHANGE IN UNITS:
Beginning units	6,839	8,260	7,007	-	3,338	3,662	9,292	10,544
Units purchased	256	109	828	7,172	130	193	460	442
Units surrendered	(2,461)	(1,530)	(664)	(165)	(817)	(517)	(1,335)	(1,694)

Ending units	4,634	6,839	7,171	7,007	2,651	3,338	8,417	9,292

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMV2		NVNMO1		NVNSR1		NVNSR2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$37	5,514	(963)	(512)	44	-	(906)	(14)
Realized gain (loss) on investments	(10,115)	(24,340)	4,951	1,867	(34)	-	13,543	6,148
Change in unrealized gain (loss) on investments	116,207	11,892	40,739	6,669	(3,618)	-	9,052	2,584
Reinvested capital gains	-	-	4,437	14,292	5,859	-	23,213	14,201

Net increase (decrease) in contract owners’ equity resulting from operations	106,129	(6,934)	49,164	22,316	2,251	-	44,902	22,919

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,147	-	472	-	53,216	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(37,274)	(23,139)	(23,764)	(17,082)	(190)	-	(76,525)	(81,907)
Adjustments to maintain reserves	19,100	19,233	9,626	8,360	-	-	575	1,148

Net equity transactions	(13,027)	(3,906)	(13,666)	(8,722)	53,026	-	(75,950)	(80,759)

Net change in contract owners’ equity	93,102	(10,840)	35,498	13,594	55,277	-	(31,048)	(57,840)
Contract owners’ equity at beginning of period	463,138	473,978	201,424	187,830	-	-	199,335	257,175

Contract owners’ equity at end of period	$556,240	463,138	236,922	201,424	55,277	-	168,287	199,335

CHANGE IN UNITS:
Beginning units	1,936	1,944	785	825	-	-	760	1,103
Units purchased	113	215	37	55	166	-	36	10
Units surrendered	(160)	(223)	(87)	(95)	-	-	(286)	(353)

Ending units	1,889	1,936	735	785	166	-	510	760

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVOLG1		NVRE1		NVSTB2		NVTIV3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(31,441)	93,494	5,146	12,974	202	600	88	495
Realized gain (loss) on investments	164,577	(512,062)	225,188	(45,691)	35	34	174	(2,021)
Change in unrealized gain (loss) on investments	4,223,268	1,492,660	510,478	(127,668)	(1,135)	753	224	5,256
Reinvested capital gains	303,313	1,572,355	-	8,590	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,659,717	2,646,447	740,812	(151,795)	(898)	1,387	486	3,730

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,616,744	61,003	82,850	156	-	-	-	727
Transfers between funds	(199)	(16)	(49)	9	-	-	-	2
Surrenders (notes 2, 3, 4, 5 and 6)	(2,545,228)	(2,463,802)	(692,189)	(229,065)	(4,548)	(3,494)	(1,971)	(90,069)
Adjustments to maintain reserves	422,446	457,109	24,190	26,709	1,758	1,771	(92)	965

Net equity transactions	493,763	(1,945,706)	(585,198)	(202,191)	(2,790)	(1,723)	(2,063)	(88,375)

Net change in contract owners’ equity	5,153,480	700,741	155,614	(353,986)	(3,688)	(336)	(1,577)	(84,645)
Contract owners’ equity at beginning of period	16,816,624	16,115,883	1,832,447	2,186,433	68,543	68,879	5,816	90,461

Contract owners’ equity at end of period	$21,970,104	16,816,624	1,988,061	1,832,447	64,855	68,543	4,239	5,816

CHANGE IN UNITS:
Beginning units	26,545	29,822	9,952	11,151	585	600	31	536
Units purchased	4,630	1,391	575	932	20	22	-	12
Units surrendered	(3,574)	(4,668)	(3,114)	(2,131)	(44)	(37)	(10)	(517)

Ending units	27,601	26,545	7,413	9,952	561	585	21	31

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SAM4		SCF4		SCGF		SCVF4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(17,602)	(12,095)	(22,081)	(13,230)	(2,002)	(1,615)	(10,982)	(7,204)
Realized gain (loss) on investments	-	-	424,425	(178,995)	15,939	(7,900)	(46,769)	(185,465)
Change in unrealized gain (loss) on investments	-	-	329,474	613,224	(10,413)	62,202	449,532	234,292
Reinvested capital gains	-	-	28,637	75,793	21,790	29,127	-	5,935

Net increase (decrease) in contract owners’ equity resulting from operations	(17,602)	(12,095)	760,455	496,792	25,314	81,814	391,781	47,558

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,303,701	3,920,832	1,172,799	630,447	-	2,812	472	-
Transfers between funds	-	(4)	(366)	(4)	(1)	-	(14)	318
Surrenders (notes 2, 3, 4, 5 and 6)	(1,314,979)	(5,230,654)	(1,905,830)	(485,913)	(30,972)	(35,506)	(147,389)	(160,095)
Adjustments to maintain reserves	252,229	390,839	68,970	70,042	6,987	7,066	55,076	54,980

Net equity transactions	1,240,951	(918,987)	(664,427)	214,572	(23,986)	(25,628)	(91,855)	(104,797)

Net change in contract owners’ equity	1,223,349	(931,082)	96,028	711,364	1,328	56,186	299,926	(57,239)
Contract owners’ equity at beginning of period	1,736,611	2,667,693	2,730,703	2,019,339	283,261	227,075	1,290,985	1,348,224

Contract owners’ equity at end of period	$2,959,960	1,736,611	2,826,731	2,730,703	284,589	283,261	1,590,911	1,290,985

CHANGE IN UNITS:
Beginning units	8,854	14,444	5,834	5,196	492	557	3,043	3,353
Units purchased	13,769	28,246	2,366	2,087	70	22	135	338
Units surrendered	(8,327)	(33,836)	(3,587)	(1,449)	(107)	(87)	(319)	(648)

Ending units	14,296	8,854	4,613	5,834	455	492	2,859	3,043

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRF4		AMCG		AMMCGS		AMSRS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,262	4,830	(83)	(65)	(906)	(674)	(3,576)	(493)
Realized gain (loss) on investments	120,836	117,559	397	314	1,631	2,131	27,209	2,604
Change in unrealized gain (loss) on investments	55,311	(102,587)	(202)	2,722	(1,812)	25,968	205,707	136,303
Reinvested capital gains	56,338	82,385	1,401	511	14,561	5,195	24,137	41,925

Net increase (decrease) in contract owners’ equity resulting from operations	233,747	102,187	1,513	3,482	13,474	32,620	253,477	180,339

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(81)	22	-	-	-	3	-	(4)
Surrenders (notes 2, 3, 4, 5 and 6)	(169,988)	(196,788)	(1,147)	(5,025)	(3,188)	(6,520)	(114,891)	(116,489)
Adjustments to maintain reserves	59,628	63,318	(394)	5,241	1,612	2,642	28,151	27,331

Net equity transactions	(110,441)	(133,448)	(1,541)	216	(1,576)	(3,875)	(86,740)	(89,162)

Net change in contract owners’ equity	123,306	(31,261)	(28)	3,698	11,898	28,745	166,737	91,177
Contract owners’ equity at beginning of period	1,195,430	1,226,691	13,162	9,464	113,828	85,083	1,148,419	1,057,242

Contract owners’ equity at end of period	$1,318,736	1,195,430	13,134	13,162	125,726	113,828	1,315,156	1,148,419

CHANGE IN UNITS:
Beginning units	1,031	1,142	9	9	526	534	1,364	1,484
Units purchased	63	98	-	5	10	17	36	52
Units surrendered	(148)	(209)	(1)	(5)	(12)	(25)	(120)	(172)

Ending units	946	1,031	8	9	524	526	1,280	1,364

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMTB		PMVFBA		PMVLDA		PVEIB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$6,564	5,250	1	309	(1,616)	4,363	555	852
Realized gain (loss) on investments	694	(2,099)	48	(396)	3,904	17,335	956	77
Change in unrealized gain (loss) on investments	(7,211)	4,441	(106)	205	(16,219)	(1,708)	21,900	(1,521)
Reinvested capital gains	-	-	-	-	-	-	4,578	6,150

Net increase (decrease) in contract owners’ equity resulting from operations	47	7,592	(57)	118	(13,931)	19,990	27,989	5,558

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,837	282	-	-	1,661,148	661,781	-	-
Transfers between funds	(2)	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(19,585)	(66,118)	(1,368)	(6,043)	(942,382)	(990,500)	(4,183)	(3,963)
Adjustments to maintain reserves	31,352	28,863	(3)	471	105,627	12,782	3,626	3,877

Net equity transactions	13,602	(36,973)	(1,371)	(5,572)	824,393	(315,937)	(557)	(86)

Net change in contract owners’ equity	13,649	(29,381)	(1,428)	(5,454)	810,462	(295,947)	27,432	5,472
Contract owners’ equity at beginning of period	340,449	369,830	1,428	6,882	646,856	942,803	106,102	100,630

Contract owners’ equity at end of period	$354,098	340,449	-	1,428	1,457,318	646,856	133,534	106,102

CHANGE IN UNITS:
Beginning units	1,554	1,644	10	53	5,083	7,573	731	728
Units purchased	261	263	-	3	14,452	5,618	33	59
Units surrendered	(224)	(353)	(10)	(46)	(7,889)	(8,108)	(32)	(56)

Ending units	1,591	1,554	-	10	11,646	5,083	732	731

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVGOB		PVTIGB		TRHS2		VWBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,489)	(1,616)	197	463	(4,480)	(5,236)	18,523	31,087
Realized gain (loss) on investments	14,673	38,302	188	2,585	16,891	148,595	26,267	23,437
Change in unrealized gain (loss) on investments	8,008	29,843	1,436	2,165	15,980	(17,905)	(70,309)	1,910
Reinvested capital gains	18,837	14,618	1,625	-	38,937	38,614	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,029	81,147	3,446	5,213	67,328	164,068	(25,519)	56,434

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	490	-	-	77	5,161	220,775	356,986	405,712
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(50,363)	(101,163)	(375)	(15,454)	(39,557)	(606,202)	(483,322)	(551,383)
Adjustments to maintain reserves	3,136	5,662	(184)	316	14,417	55,744	28,616	27,587

Net equity transactions	(46,737)	(95,501)	(559)	(15,061)	(19,979)	(329,683)	(97,720)	(118,084)

Net change in contract owners’ equity	(6,708)	(14,354)	2,887	(9,848)	47,349	(165,615)	(123,239)	(61,650)
Contract owners’ equity at beginning of period	220,795	235,149	43,169	53,017	574,772	740,387	552,967	614,617

Contract owners’ equity at end of period	$214,087	220,795	46,056	43,169	622,121	574,772	429,728	552,967

CHANGE IN UNITS:
Beginning units	746	1,157	143	173	956	1,580	1,645	2,028
Units purchased	34	63	1	1	62	736	1,466	1,820
Units surrendered	(213)	(474)	(1)	(31)	(94)	(1,360)	(1,827)	(2,203)

Ending units	567	746	143	143	924	956	1,284	1,645

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VWEM		VWHA		VVEI		VVHGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,910	21,357	(1,158)	(108)	5,700	8,016	1,319	1,436
Realized gain (loss) on investments	86,826	90,190	36,748	(244,194)	16,628	6,186	340	589
Change in unrealized gain (loss) on investments	(355,802)	116,756	38,367	215,805	90,572	(16,374)	(5,851)	4,475
Reinvested capital gains	40,539	49,213	-	-	10,360	15,284	986	-

Net increase (decrease) in contract owners’ equity resulting from operations	(224,527)	277,516	73,957	(28,497)	123,260	13,112	(3,206)	6,500

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	57,152	582,453	60,445	305	-	17,188	-	17,188
Transfers between funds	32	198	-	171	(1)	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(161,997)	(815,876)	(158,236)	(480,809)	(46,834)	(15,969)	1,920	(6,347)
Adjustments to maintain reserves	127,327	118,579	29,368	30,176	22,333	20,815	6,459	6,718

Net equity transactions	22,514	(114,646)	(68,423)	(450,157)	(24,502)	22,034	8,379	17,559

Net change in contract owners’ equity	(202,013)	162,870	5,534	(478,654)	98,758	35,146	5,173	24,059
Contract owners’ equity at beginning of period	1,826,639	1,663,769	444,833	923,487	516,386	481,240	122,104	98,045

Contract owners’ equity at end of period	$1,624,626	1,826,639	450,367	444,833	615,144	516,386	127,277	122,104

CHANGE IN UNITS:
Beginning units	2,928	3,169	1,084	2,980	1,237	1,179	679	581
Units purchased	437	1,864	140	103	51	139	100	169
Units surrendered	(374)	(2,105)	(318)	(1,999)	(101)	(81)	(52)	(71)

Ending units	2,991	2,928	906	1,084	1,187	1,237	727	679

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVHYB		VVMCI		SVDF		SVOF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$9,530	11,609	2,158	4,975	(2,449)	(1,274)	(623)	(182)
Realized gain (loss) on investments	(1,782)	(494)	70,184	29,070	26,211	21,541	3,655	3,092
Change in unrealized gain (loss) on investments	(1,058)	417	84,553	67,458	(75,714)	61,167	13,784	8,979
Reinvested capital gains	-	-	76,560	50,231	29,251	18,004	4,949	6,733

Net increase (decrease) in contract owners’ equity resulting from operations	6,690	11,532	233,455	151,734	(22,701)	99,438	21,765	18,622

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	25	-	43	269,888	1,466	-	1,466
Transfers between funds	-	-	(1)	(3)	-	5	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(55,836)	858	(162,723)	(84,105)	(100,564)	(67,227)	(20,622)	(7,972)
Adjustments to maintain reserves	6,740	8,735	32,647	32,838	7,944	3,608	1,852	1,348

Net equity transactions	(49,096)	9,618	(130,077)	(51,227)	177,268	(62,148)	(18,770)	(5,158)

Net change in contract owners’ equity	(42,406)	21,150	103,378	100,507	154,567	37,290	2,995	13,464
Contract owners’ equity at beginning of period	283,565	262,415	1,044,677	944,170	221,827	184,537	101,272	87,808

Contract owners’ equity at end of period	$241,159	283,565	1,148,055	1,044,677	376,394	221,827	104,267	101,272

CHANGE IN UNITS:
Beginning units	1,053	1,020	1,771	1,872	273	367	118	123
Units purchased	119	125	54	88	365	10	3	11
Units surrendered	(300)	(92)	(245)	(189)	(147)	(104)	(23)	(16)

Ending units	872	1,053	1,580	1,771	491	273	98	118

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WFVSCG		AVBVI		IVKMG1		GVDIVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(821)	(822)	438	(9)	-	(363)	-	25,129
Realized gain (loss) on investments	5,367	11,753	1,089	(295)	-	(62,327)	-	(153,098)
Change in unrealized gain (loss) on investments	(8,593)	34,271	91	364	-	(5,517)	-	80,619
Reinvested capital gains	11,762	6,399	1,641	204	-	56,992	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,715	51,601	3,259	264	-	(11,215)	-	(47,350)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	56,043	-	-	90,079	-	-
Transfers between funds	-	-	-	-	-	-	-	17
Surrenders (notes 2, 3, 4, 5 and 6)	3,723	(52,850)	(65,081)	(523)	-	(193,393)	-	(305,135)
Adjustments to maintain reserves	572	764	342	506	-	3,655	-	17,100

Net equity transactions	4,295	(52,086)	(8,696)	(17)	-	(99,659)	-	(288,018)

Net change in contract owners’ equity	12,010	(485)	(5,437)	247	-	(110,874)	-	(335,368)
Contract owners’ equity at beginning of period	108,813	109,298	5,437	5,190	-	110,874	-	335,368

Contract owners’ equity at end of period	$120,823	108,813	-	5,437	-	-	-	-

CHANGE IN UNITS:
Beginning units	178	280	10	10	-	472	-	3,243
Units purchased	26	3	86	2	-	432	-	323
Units surrendered	(19)	(105)	(96)	(2)	-	(904)	-	(3,566)

Ending units	185	178	-	10	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDIV4		NVMLV1
	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	51,449	-	966
Realized gain (loss) on investments	-	(273,028)	-	(77,517)
Change in unrealized gain (loss) on investments	-	138,486	-	24,265
Reinvested capital gains	-	-	-	38,805

Net increase (decrease) in contract owners’ equity resulting from operations	-	(83,093)	-	(13,481)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-
Transfers between funds	-	9	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	-	(622,686)	-	(106,908)
Adjustments to maintain reserves	-	75,835	-	6,875

Net equity transactions	-	(546,842)	-	(100,033)

Net change in contract owners’ equity	-	(629,935)	-	(113,514)
Contract owners’ equity at beginning of period	-	629,935	-	113,514

Contract owners’ equity at end of period	$-	-	-	-

CHANGE IN UNITS:
Beginning units	-	1,181	-	496
Units purchased	-	232	-	45
Units surrendered	-	(1,413)	-	(541)

Ending units	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account A (the Separate Account) was established by Nationwide Life and Annuity Company of America (NLACA) under the provisions of Delaware law and commenced operations on February 1, 1995. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) with NLAIC as the surviving entity. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies) and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)*

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2021, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020,the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)	8/27/2021
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)	4/30/2021
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	5/4/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)	Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)	4/30/2021
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV (GVDIV4)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVSB	Invesco - Invesco V.I. Global Strategic Income Fund: Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
EIF4	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV	5/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021
NVLCP1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	9/7/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVNSR2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
SVDF	Allspring Variable Trust - VT Discovery Fund: Class 2	Wells Fargo Variable Trust - VT Discovery Fund: Class 2	10/11/2021
SVOF	Allspring Variable Trust - VT Opportunity Fund: Class 2	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	10/11/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Annual rate of to 0.75% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	4.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $420.28 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge-assessed through a surrender of units	$50.00 - $60.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a surrender of units	$5.00 per month - $17.50 plus $0.11 per $1,000 on 1st million of face amount
Surrender Charge - assessed through a surrender of units	The lesser of: (1) 30% to 35% of all premiums to date or, (2) during Policy Years 1-11, 60% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $4.90 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	6.00% of an outstanding policy loan
Other Withdrawal/Surrender Fees	$25.00 per request
Transfer Fee – assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Survivorship Additional Insurance Benefit Rider Charge	$0.00 - $93.08 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked
Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month

For the years ended December 31, 2021 and 2020, total front-end sales charge deductions were $208,231 and $233,665, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(3) Asset Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation. For NLACA Options Elite policies, this charge is referred to as the Insurance Charge.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $17,960,263 and $19,831,156, respectively, and total transfers from the Separate Account to the fixed account were $17,966,556 and $20,155,604, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$154,493,534	$-	$-	$154,493,534

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$5,805	$29,190
ALVSVA	59,217	113,478
AASCO	1,789,098	521,063
ACVI	71,245	23,843
ACVIG	57,924	23,753
ACVIP2	12,182	9,788
ACVMV1	16,536	87,577
ACVU1	15,779	5,285
MLVGA2	74,481	68,223
DCAP	57,758	582,183
DSC	1,220	5,631
DSIF	404,783	346,506
DVSCS	191,051	727,942
FQB	12,054	6,976
FVU2	4,545	2,215
FAMP	262,495	848,979
FCP	617	249
FEIP	1,128,279	1,036,725
FEIS	92,147	53,538
FF30S	5,286	576
FGP	4,276,037	1,981,291
FGS	214,379	164,677
FHIP	755,252	914,954
FIGBP	511,802	828,604
FIGBS	12,887	5,776
FMCS	445,659	839,814
FNRS2	84,132	33,928
FOP	364,619	413,196
FOS	54,632	27,550
FVSS	30,425	20,719
FTVDM2	277,460	963,328
FTVFA2	55	32
FTVGI2	228,217	281,046
FTVRDI	118,546	1,586,516
FTVSVI	68,792	186,996
TIF	3,849	7,654
ACEG	20,636	60,941
MSVMV	65,450	60,309
OVAG	78,124	14,824
OVGI	32,950	457,442
OVGS	177,260	396,146
OVSB	8,603	2,381
OVSC	22,511	61,055
WRASP	34,412	46,091
JABS	175,997	87,325
JACAS	250,798	449,318
JAGTS	942,725	1,155,988
JAIGS	88,730	222,812
MV2IGI	19,667	30,875

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

MVFIC	1,505,743	2,190,879
MSEM	1,592	386
MSVFI	808,506	873,295
MSVRE	1,376	41,461
EIF4	94,824	156,515
GBF	4,506	1,051
GBF4	664,071	377,374
GEM	159,342	164,699
GIG	1,140,554	1,607,504
GVAAA2	7,407	30,170
GVABD2	858	3,331
GVAGG2	9,306	8,838
GVAGI2	92,420	6,970
GVAGR2	64,415	161,067
GVDMA	136,087	223,272
GVDMC	5,204	20,019
GVEX4	2,042,719	3,228,477
GVIDA	75,158	55,903
GVIDC	23,660	28,265
GVIDM	154,576	388,574
HIBF	19,014	16,654
MCIF	60,482	141,022
MSBF	77,853	47,010
NVAMV1	6,736	20,318
NVAMVX	221,519	131,445
NVCBD1	6,734	5,758
NVCCA1	18,938	76,458
NVCCN1	399	1,015
NVCMD1	10,039	7,812
NVCRA1	663	377
NVCRB1	3,302	5,357
NVDBL2	52	110
NVIE6	711	1,105
NVLCP1	4,027	6,495
NVMIG1	72,495	499,200
NVMIVX	163,120	94,075
NVMLG1	238,792	297,466
NVMMG1	782,274	701,223
NVMMV2	25,251	38,087
NVNMO1	10,309	20,704
NVNSR1	59,239	309
NVNSR2	33,032	86,622
NVOLG1	3,189,157	2,422,675
NVRE1	120,021	700,073
NVSTB2	2,127	4,721
NVTIV3	128	2,012
SAM4	2,526,722	1,303,330
SCF4	1,241,590	1,900,232
SCGF	58,943	62,780
SCVF4	33,536	136,409
TRF4	153,686	205,190
AMCG	1,831	1,218
AMMCGS	15,978	3,908
AMSRS	43,121	110,232
AMTB	63,123	43,225
PMVFBA	19	1,362
PMVLDA	1,808,067	985,362
PVEIB	9,713	5,436
PVGOB	26,002	55,101

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

PVTIGB	2,299	808
TRHS2	71,197	56,882
VWBF	415,112	494,449
VWEM	287,891	220,374
VWHA	83,829	153,105
VVEI	34,548	42,868
VVHGB	18,213	7,433
VVHYB	41,071	80,592
VVMCI	107,725	159,238
SVDF	268,937	65,580
SVOF	7,123	21,220
WFVSCG	27,654	12,376
AVBVI	58,400	65,126

	$33,152,176	$36,885,297

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2021	0.65%	to	0.75%	417	$987.05	to	$484.40	$241,219	0.81%	27.33%	to	27.20%
2020	0.65%	to	0.75%	452	775.21	to	380.82	210,385	1.59%	2.06%	to	1.95%
2019	0.65%	to	0.75%	474	759.59	to	373.52	216,042	1.17%	23.11%	to	22.99%
2018	0.65%	to	0.75%	622	617.00	to	303.70	251,250	0.94%	-6.22%	to	-6.32%
2017	0.65%	to	0.75%	775	657.94	to	324.18	360,379	1.51%	18.16%	to	18.04%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2021	0.65%	to	0.75%	378	1,333.00	to	654.17	333,488	0.82%	35.07%	to	34.93%
2020	0.65%	to	0.75%	422	986.91	to	484.81	287,939	1.06%	2.70%	to	2.60%
2019	0.65%	to	0.75%	451	960.97	to	472.54	301,522	0.60%	19.32%	to	19.20%
2018	0.65%	to	0.75%	449	805.38	to	396.43	250,382	0.48%	-15.58%	to	-15.67%
2017	0.65%	to	0.75%	484	954.05	to	470.08	310,763	0.46%	12.42%	to	12.30%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2021	0.65%	to	0.75%	5,838	1,172.49	to	571.38	4,741,720	0.00%	-6.67%	to	-6.76%
2020	0.65%	to	0.75%	6,030	1,256.27	to	612.83	5,275,668	1.09%	66.07%	to	65.90%
2019	0.65%	to	0.75%	6,733	756.47	to	369.39	3,552,728	0.00%	28.50%	to	28.37%
2018	0.65%	to	0.75%	7,298	588.70	to	287.75	3,037,763	0.00%	0.77%	to	0.67%
2017	0.65%	to	0.75%	8,482	584.17	to	285.83	3,507,975	0.00%	27.90%	to	27.77%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2021	0.65%			769	658.77			506,594	0.15%	8.05%
2020	0.65%			711	609.72			433,509	0.43%	25.06%
2019	0.65%			595	487.52			290,076	0.80%	27.59%
2018	0.65%			541	382.11			206,719	1.02%	-15.77%
2017	0.65%			243	453.66			110,240	0.94%	30.36%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	0.65%	to	0.75%	519	1,004.95	to	482.46	293,282	1.07%	22.85%	to	22.73%
2020	0.65%	to	0.75%	531	818.03	to	393.12	244,471	1.89%	11.08%	to	10.97%
2019	0.65%	to	0.75%	548	736.41	to	354.25	230,814	2.11%	23.15%	to	23.02%
2018	0.65%	to	0.75%	549	597.99	to	287.95	190,019	1.98%	-7.47%	to	-7.57%
2017	0.65%	to	0.75%	534	646.30	to	311.52	203,179	2.39%	19.71%	to	19.59%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2021	0.65%	to	0.75%	963	367.69	to	180.43	190,049	3.13%	5.58%	to	5.47%
2020	0.65%	to	0.75%	975	348.25	to	171.07	182,384	1.35%	8.84%	to	8.74%
2019	0.65%	to	0.75%	1,035	319.96	to	157.32	180,715	2.31%	8.20%	to	8.09%
2018	0.65%	to	0.75%	1,056	295.72	to	145.55	169,620	2.86%	-3.45%	to	-3.55%
2017	0.65%	to	0.75%	1,099	306.29	to	150.91	182,939	2.57%	3.00%	to	2.90%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2021	0.75%			1,143	457.41			522,815	1.14%	22.28%
2020	0.75%			1,316	374.05			492,256	1.79%	0.45%
2019	0.75%			1,417	372.36			527,637	2.08%	28.19%
2018	0.75%			1,602	290.49			465,361	1.44%	-13.49%
2017	0.75%			1,654	335.79			555,393	1.51%	10.86%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2021	0.65%			132	1,375.80			181,605	0.00%	22.36%
2020	0.65%			131	1,124.37			147,292	0.00%	48.88%
2019	0.65%			141	755.20			106,483	0.00%	33.71%
2018	0.65%			145	564.81			81,898	0.03%	0.10%
2017	0.65%			13	564.24			7,335	0.35%	31.37%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2021	0.75%			1,541	248.15			382,398	0.74%	5.75%
2020	0.75%			1,733	234.65			406,646	1.01%	19.90%
2019	0.75%			2,224	195.70			435,236	0.98%	16.95%
2018	0.75%			3,243	167.33			542,662	0.81%	-8.21%
2017	0.75%			2,654	182.31			483,846	0.95%	12.90%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.65%	to	0.75%	1,061	827.61	to	406.15	459,149	0.79%	22.89%	to	22.77%
2019	0.65%	to	0.75%	978	673.47	to	330.84	346,502	1.18%	35.22%	to	35.08%
2018	0.65%	to	0.75%	1,017	498.07	to	244.92	270,094	1.29%	-7.46%	to	-7.55%
2017	0.65%	to	0.75%	1,100	538.21	to	264.93	318,208	1.35%	26.51%	to	26.38%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2021	0.65%	to	0.75%	179	788.60	to	387.01	98,175	0.11%	15.71%	to	15.59%
2020	0.65%	to	0.75%	187	681.55	to	334.81	88,256	0.65%	19.12%	to	19.00%
2019	0.65%	to	0.75%	206	572.18	to	281.36	84,996	0.00%	20.99%	to	20.87%
2018	0.65%	to	0.75%	341	472.92	to	232.78	101,478	0.00%	-19.60%	to	-19.69%
2017	0.65%	to	0.75%	340	588.24	to	289.84	121,521	0.00%	23.87%	to	23.75%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.65%	to	0.75%	4,864	1,281.14	to	628.72	3,700,772	1.14%	27.58%	to	27.45%
2020	0.65%	to	0.75%	5,130	1,004.19	to	493.30	2,995,027	1.56%	17.24%	to	17.13%
2019	0.65%	to	0.75%	6,410	856.50	to	421.17	3,067,551	1.71%	30.33%	to	30.20%
2018	0.65%	to	0.75%	7,513	657.16	to	323.47	2,789,948	1.70%	-5.26%	to	-5.35%
2017	0.65%	to	0.75%	7,920	693.62	to	341.76	3,071,263	1.67%	20.75%	to	20.63%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.65%	to	0.75%	3,899	1,427.09	to	694.50	2,905,623	0.71%	25.33%	to	25.20%
2020	0.65%	to	0.75%	4,784	1,138.70	to	554.71	2,803,255	1.09%	9.92%	to	9.81%
2019	0.65%	to	0.75%	5,370	1,035.93	to	505.15	2,853,846	0.95%	21.42%	to	21.30%
2018	0.65%	to	0.75%	6,147	853.18	to	416.45	2,717,136	0.80%	-9.57%	to	-9.66%
2017	0.65%	to	0.75%	6,833	943.45	to	460.98	3,314,369	0.65%	11.68%	to	11.57%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.65%	to	0.75%	503	370.21	to	187.93	129,168	2.48%	-2.03%	to	-2.13%
2020	0.65%	to	0.75%	496	377.90	to	192.02	130,195	2.78%	7.42%	to	7.31%
2019	0.65%	to	0.75%	582	351.80	to	178.94	147,698	3.11%	8.73%	to	8.63%
2018	0.65%	to	0.75%	775	323.54	to	164.73	168,640	3.21%	-1.24%	to	-1.34%
2017	0.65%	to	0.75%	881	327.60	to	166.97	195,933	3.34%	3.36%	to	3.26%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2021	0.75%			451	127.71			57,599	1.74%	17.63%
2020	0.75%			435	108.58			47,230	2.50%	0.18%
2019	0.75%			412	108.38			44,654	2.01%	19.33%
2018	0.75%			381	90.83			34,605	0.00%	-9.17%		* ***
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2021	0.65%	to	0.75%	1,926	1,107.45	to	547.27	1,583,416	1.57%	9.21%	to	9.10%
2020	0.65%	to	0.75%	2,514	1,014.08	to	501.63	2,049,253	1.51%	14.13%	to	14.01%
2019	0.65%	to	0.75%	2,613	888.56	to	439.98	1,855,735	1.82%	17.48%	to	17.37%
2018	0.65%	to	0.75%	2,610	756.33	to	374.88	1,582,664	1.64%	-5.97%	to	-6.06%
2017	0.65%	to	0.75%	3,350	804.32	to	399.07	2,044,050	1.88%	13.37%	to	13.25%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)
2021	0.65%			1	624.19			624	0.00%	0.00%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2021	0.65%	to	0.75%	5,219	1,763.54	to	966.98	6,772,021	1.90%	24.08%	to	23.96%
2020	0.65%	to	0.75%	5,769	1,421.24	to	780.07	6,087,766	1.83%	6.00%	to	5.90%
2019	0.65%	to	0.75%	5,877	1,340.75	to	736.63	5,952,929	2.00%	26.62%	to	26.49%
2018	0.65%	to	0.75%	6,373	1,058.90	to	582.36	5,191,617	2.31%	-8.89%	to	-8.98%
2017	0.65%	to	0.75%	7,019	1,162.22	to	639.82	6,282,086	1.66%	12.16%	to	12.05%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	0.75%			1,400	432.30			605,218	1.81%	23.90%
2020	0.75%			1,484	348.92			517,802	1.76%	5.75%
2019	0.75%			1,504	329.95			496,248	1.92%	26.37%
2018	0.75%			1,614	261.09			421,404	2.24%	-9.09%
2017	0.75%			1,635	287.19			469,563	1.62%	11.96%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2017	0.75%			20	192.08			3,842	1.20%	12.15%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2021	0.75%			219	327.41			71,702	1.02%	11.40%
2020	0.75%			214	293.89			62,893	1.46%	15.88%
2019	0.75%			118	253.61			29,926	1.96%	23.44%
2018	0.75%			115	205.44			23,626	1.33%	-8.58%
2017	0.75%			112	224.72			25,168	1.37%	19.92%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2021	0.65%	to	0.75%	8,479	3,236.05	to	1,633.78	18,403,289	0.00%	22.42%	to	22.29%
2020	0.65%	to	0.75%	8,996	2,643.47	to	1,335.94	16,087,149	0.07%	42.96%	to	42.82%
2019	0.65%	to	0.75%	10,177	1,849.08	to	935.41	12,649,006	0.26%	33.44%	to	33.31%
2018	0.65%	to	0.75%	11,319	1,385.67	to	701.68	10,790,443	0.24%	-0.82%	to	-0.92%
2017	0.65%	to	0.75%	12,766	1,397.11	to	708.18	12,231,100	0.22%	34.26%	to	34.13%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	0.75%			1,159	810.17			938,988	0.00%	22.16%
2020	0.75%			1,342	663.19			890,001	0.06%	42.68%
2019	0.75%			1,608	464.82			747,435	0.17%	33.18%
2018	0.75%			1,741	349.01			607,632	0.15%	-1.02%
2017	0.75%			1,794	352.63			632,610	0.12%	34.00%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2021	0.65%	to	0.75%	3,524	712.41	to	347.68	1,554,213	5.13%	3.73%	to	3.63%
2020	0.65%	to	0.75%	4,143	686.76	to	335.50	1,733,853	5.26%	2.08%	to	1.98%
2019	0.65%	to	0.75%	4,209	672.77	to	328.99	1,743,617	5.31%	14.36%	to	14.25%
2018	0.65%	to	0.75%	3,938	588.29	to	287.97	1,514,519	5.63%	-3.92%	to	-4.01%
2017	0.65%	to	0.75%	4,139	612.26	to	300.00	1,676,693	5.28%	6.24%	to	6.14%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2021	0.65%	to	0.75%	5,278	703.05	to	345.21	2,374,520	1.93%	-1.25%	to	-1.35%
2020	0.65%	to	0.75%	6,012	711.95	to	349.93	2,824,192	2.13%	8.69%	to	8.58%
2019	0.65%	to	0.75%	6,846	655.05	to	322.29	2,986,367	2.61%	8.96%	to	8.85%
2018	0.65%	to	0.75%	7,524	601.21	to	296.09	3,265,195	2.51%	-1.18%	to	-1.28%
2017	0.65%	to	0.75%	8,437	608.38	to	299.92	3,702,601	2.31%	3.54%	to	3.44%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.75%			316	192.06			60,690	1.97%	-1.47%
2020	0.75%			292	194.91			56,915	2.06%	8.44%
2019	0.75%			347	179.74			62,371	2.60%	8.76%
2018	0.75%			357	165.26			58,999	2.39%	-1.38%
2017	0.75%			384	167.57			64,349	2.35%	3.38%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2021	0.65%	to	0.75%	2,830	1,605.48	to	787.89	2,586,207	0.46%	24.69%	to	24.57%
2020	0.65%	to	0.75%	3,862	1,287.55	to	632.50	2,759,764	0.56%	17.27%	to	17.16%
2019	0.65%	to	0.75%	4,300	1,097.90	to	539.87	2,613,307	0.80%	22.55%	to	22.43%
2018	0.65%	to	0.75%	4,456	895.89	to	440.98	2,207,468	0.57%	-15.20%	to	-15.28%
2017	0.65%	to	0.75%	4,680	1,056.41	to	520.52	2,748,451	0.61%	19.92%	to	19.80%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2021	0.75%			1,788	154.24			275,785	2.59%	53.67%
2020	0.75%			1,428	100.37			143,328	2.71%	-33.38%
2019	0.75%			1,104	150.67			166,336	1.84%	9.00%
2018	0.75%			1,027	138.22			141,955	0.76%	-25.33%
2017	0.75%			4,146	185.12			767,501	1.38%	-3.50%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2021	0.65%	to	0.75%	6,075	992.40	to	443.95	3,456,055	0.53%	18.92%	to	18.80%
2020	0.65%	to	0.75%	6,560	834.48	to	373.68	3,176,737	0.43%	14.87%	to	14.75%
2019	0.65%	to	0.75%	7,596	726.49	to	325.65	3,164,665	1.68%	26.94%	to	26.81%
2018	0.65%	to	0.75%	8,840	572.32	to	256.80	2,974,010	1.55%	-15.36%	to	-15.45%
2017	0.65%	to	0.75%	9,689	676.20	to	303.71	3,900,345	1.37%	29.44%	to	29.31%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	0.75%			1,056	414.49			437,696	0.45%	18.68%
2020	0.75%			1,061	349.25			370,550	0.37%	14.63%
2019	0.75%			1,076	304.67			327,824	1.65%	26.72%
2018	0.75%			1,147	240.43			275,771	1.53%	-15.52%
2017	0.75%			1,142	284.61			325,026	1.29%	29.13%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.65%	to	0.75%	437	1,206.99	to	592.33	265,019	1.45%	32.61%	to	32.48%
2020	0.65%	to	0.75%	461	910.15	to	447.10	210,762	1.21%	7.48%	to	7.37%
2019	0.65%	to	0.75%	485	846.82	to	416.41	209,277	1.56%	33.42%	to	33.29%
2018	0.65%	to	0.75%	586	634.70	to	312.42	188,565	0.90%	-17.87%	to	-17.95%
2017	0.65%	to	0.75%	576	772.79	to	380.77	227,165	1.30%	18.44%	to	18.32%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2021	0.75%			1,171	139.07			162,855	0.36%	-6.44%
2020	0.75%			5,345	148.65			794,550	1.21%	16.31%
2019	0.75%			1,120	127.81			143,146	0.93%	25.75%
2018	0.75%			1,606	101.64			163,230	0.49%	-16.43%
2017	0.75%			5,278	121.62			641,890	0.99%	39.36%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.75%			4	200.34			801	1.71%	10.85%
2020	0.75%			3	180.73			542	1.46%	10.91%
2019	0.75%			3	162.95			489	3.59%	18.96%
2018	0.75%			3	136.98			411	3.04%	-10.33%
2017	0.75%			3	152.75			458	2.70%	11.14%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2021	0.75%			4,931	89.47			441,154	0.00%	-5.70%
2020	0.75%			5,430	94.88			515,177	9.08%	-5.99%
2019	0.75%			6,121	100.92			617,732	7.08%	1.25%
2018	0.75%			8,707	99.67			867,857	0.00%	1.17%
2017	0.75%			7,072	98.52			696,724	0.00%	1.17%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.65%	to	0.75%	2,307	991.92	to	487.28	1,236,685	1.47%	15.47%	to	15.36%
2019	0.65%	to	0.75%	2,447	859.00	to	422.40	1,135,338	1.59%	28.75%	to	28.62%
2018	0.65%	to	0.75%	2,880	667.20	to	328.42	1,042,734	1.44%	-5.46%	to	-5.56%
2017	0.65%	to	0.75%	3,860	705.75	to	347.74	1,459,349	1.71%	20.07%	to	19.95%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2021	0.65%	to	0.75%	1,529	1,275.59	to	626.00	1,016,894	1.14%	24.86%	to	24.73%
2020	0.65%	to	0.75%	1,764	1,021.66	to	501.88	942,493	1.69%	4.72%	to	4.62%
2019	0.65%	to	0.75%	1,917	975.56	to	479.72	986,560	1.32%	25.90%	to	25.78%
2018	0.65%	to	0.75%	2,106	774.85	to	381.40	860,281	1.14%	-13.26%	to	-13.34%
2017	0.65%	to	0.75%	2,290	893.26	to	440.13	1,079,938	0.71%	10.20%	to	10.09%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2021	0.65%	to	0.75%	132	527.84	to	259.04	69,138	2.02%	3.76%	to	3.66%
2020	0.65%	to	0.75%	141	508.72	to	249.91	71,462	3.58%	-1.56%	to	-1.66%
2019	0.65%	to	0.75%	149	516.77	to	254.11	76,727	1.99%	12.11%	to	11.99%
2018	0.65%	to	0.75%	190	460.97	to	226.90	86,882	2.98%	-15.82%	to	-15.91%
2017	0.65%	to	0.75%	211	547.60	to	269.82	114,710	2.77%	16.26%	to	16.15%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2021	0.65%	to	0.75%	336	799.10	to	395.70	132,561	0.00%	11.20%	to	11.09%
2020	0.65%	to	0.75%	484	718.61	to	356.20	173,126	0.06%	41.43%	to	41.29%
2019	0.65%	to	0.75%	740	508.10	to	252.10	236,988	0.00%	35.87%	to	35.73%
2018	0.65%	to	0.75%	783	373.96	to	185.73	183,453	0.00%	-4.25%	to	-4.35%
2017	0.65%	to	0.75%	613	390.56	to	194.18	119,620	0.08%	26.52%	to	26.39%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)
2021	0.65%			35	211.43			7,455	0.20%	5.71%		*	***
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.65%	to	0.75%	878	349.36	to	174.39	193,007	0.00%	18.33%	to	18.21%
2020	0.65%	to	0.75%	780	295.25	to	147.53	126,297	0.00%	47.62%	to	47.53	%****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.65%	to	0.75%	839	749.44	to	367.79	353,609	1.48%	13.20%	to	13.09%
2019	0.65%	to	0.75%	894	662.02	to	325.21	340,915	1.01%	31.23%	to	31.09%
2018	0.65%	to	0.75%	864	504.49	to	248.08	263,570	1.16%	-8.49%	to	-8.58%
2017	0.65%	to	0.75%	969	551.28	to	271.35	336,001	1.26%	16.15%	to	16.04%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.65%	to	0.75%	3,524	1,129.21	to	553.61	2,048,762	0.00%	14.74%	to	14.63%
2020	0.65%	to	0.75%	3,967	984.14	to	482.96	2,071,766	0.70%	26.81%	to	26.68%
2019	0.65%	to	0.75%	4,764	776.07	to	381.24	1,987,574	0.90%	30.93%	to	30.80%
2018	0.65%	to	0.75%	5,323	592.72	to	291.46	1,695,735	1.00%	-13.75%	to	-13.83%
2017	0.65%	to	0.75%	5,572	687.17	to	338.24	2,099,989	0.95%	35.78%	to	35.65%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2021	0.65%	to	0.75%	417	230.60	to	114.25	48,921	4.79%	-4.04%	to	-4.13%
2020	0.65%	to	0.75%	379	240.31	to	119.17	46,379	6.08%	2.73%	to	2.63%
2019	0.65%	to	0.75%	382	233.92	to	116.12	47,893	3.94%	10.09%	to	9.98%
2018	0.65%	to	0.75%	412	212.49	to	105.59	46,283	4.90%	-5.02%	to	-5.12%
2017	0.65%	to	0.75%	381	223.72	to	111.28	45,658	2.39%	5.59%	to	5.48%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2021	0.65%	to	0.75%	332	1,484.79	to	728.67	265,358	0.35%	21.76%	to	21.64%
2020	0.65%	to	0.75%	397	1,219.45	to	599.05	263,900	0.62%	19.15%	to	19.03%
2019	0.65%	to	0.75%	463	1,023.45	to	503.26	256,940	0.21%	25.65%	to	25.53%
2018	0.65%	to	0.75%	548	814.51	to	400.92	239,559	0.31%	-10.91%	to	-11.00%
2017	0.65%	to	0.75%	601	914.23	to	450.46	303,657	0.88%	13.42%	to	13.31%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.75%			910	237.13			215,785	1.51%	9.62%
2020	0.75%			1,066	216.32			230,601	2.08%	13.03%
2019	0.75%			1,106	191.39			211,679	2.04%	20.87%
2018	0.75%			1,276	158.35			202,051	1.87%	-6.15%
2017	0.75%			1,412	168.72			238,236	1.61%	17.39%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2021	0.65%	to	0.75%	780	954.47	to	468.41	564,174	0.68%	16.15%	to	16.04%
2020	0.65%	to	0.75%	716	821.74	to	403.68	397,311	1.40%	13.29%	to	13.18%
2019	0.65%	to	0.75%	876	725.34	to	356.68	449,960	1.68%	21.48%	to	21.36%
2018	0.65%	to	0.75%	937	597.08	to	293.90	386,955	1.82%	-0.22%	to	-0.32%
2017	0.65%	to	0.75%	1,018	598.41	to	294.85	416,425	1.38%	17.37%	to	17.25%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	0.65%	to	0.75%	877	1,843.25	to	903.67	835,777	0.00%	21.81%	to	21.68%
2020	0.65%	to	0.75%	1,255	1,513.26	to	742.63	969,764	0.16%	38.13%	to	38.00%
2019	0.65%	to	0.75%	1,027	1,095.50	to	538.15	583,319	0.02%	35.97%	to	35.83%
2018	0.65%	to	0.75%	1,140	805.72	to	396.20	491,799	1.23%	1.06%	to	0.95%
2017	0.65%	to	0.75%	1,211	797.30	to	392.45	496,310	0.00%	29.16%	to	29.03%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	0.65%	to	0.75%	779	2,141.10	to	1,049.70	990,158	0.10%	16.98%	to	16.87%
2020	0.65%	to	0.75%	1,039	1,830.27	to	898.21	1,165,323	0.00%	49.75%	to	49.60%
2019	0.65%	to	0.75%	947	1,222.19	to	600.39	649,406	0.47%	43.88%	to	43.74%
2018	0.65%	to	0.75%	791	849.45	to	417.70	413,297	1.07%	0.25%	to	0.15%
2017	0.65%	to	0.75%	1,476	847.31	to	417.07	708,086	0.50%	43.98%	to	43.83%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2021	0.65%	to	0.75%	2,632	703.34	to	344.82	979,263	0.99%	12.55%	to	12.44%
2020	0.65%	to	0.75%	3,034	624.89	to	306.66	995,032	1.20%	15.27%	to	15.16%
2019	0.65%	to	0.75%	3,851	542.11	to	266.30	1,087,318	1.83%	25.89%	to	25.76%
2018	0.65%	to	0.75%	4,193	430.63	to	211.76	938,017	1.71%	-15.69%	to	-15.77%
2017	0.65%	to	0.75%	4,199	510.77	to	251.41	1,115,081	1.60%	29.96%	to	29.83%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2021	0.65%	to	0.75%	458	559.82	to	278.02	131,839	0.24%	25.16%	to	25.03%
2020	0.65%	to	0.75%	516	447.29	to	222.36	130,486	0.46%	21.73%	to	21.61%
2019	0.65%	to	0.75%	634	367.44	to	182.85	129,954	0.59%	39.05%	to	38.91%
2018	0.65%	to	0.75%	993	264.26	to	131.63	142,779	0.60%	0.15%	to	0.05%
2017	0.65%	to	0.75%	1,126	263.86	to	131.56	160,313	0.66%	27.60%	to	27.47%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2021	0.65%	to	0.75%	4,557	1,137.86	to	558.41	2,584,074	1.29%	24.64%	to	24.52%
2020	0.65%	to	0.75%	5,943	912.92	to	448.46	2,732,108	1.53%	2.80%	to	2.70%
2019	0.65%	to	0.75%	6,766	888.01	to	436.67	3,021,294	2.26%	28.96%	to	28.83%
2018	0.65%	to	0.75%	6,801	688.59	to	338.94	2,361,808	1.81%	-10.67%	to	-10.76%
2017	0.65%	to	0.75%	6,514	770.86	to	379.82	2,541,031	1.85%	16.89%	to	16.77%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2021	0.65%	to	0.75%	100	560.21	to	274.92	28,349	5.11%	-2.66%	to	-2.76%
2020	0.65%	to	0.75%	100	575.51	to	282.72	29,150	4.51%	4.86%	to	4.76%
2019	0.65%	to	0.75%	101	548.83	to	269.88	28,373	5.40%	13.51%	to	13.40%
2018	0.65%	to	0.75%	109	483.50	to	237.99	27,912	5.71%	-7.55%	to	-7.64%
2017	0.65%	to	0.75%	113	522.99	to	257.69	32,030	5.44%	9.00%	to	8.89%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2021	0.65%	to	0.75%	2,571	374.96	to	184.01	757,409	4.90%	-0.97%	to	-1.07%
2020	0.65%	to	0.75%	2,943	378.63	to	186.00	929,190	3.34%	7.10%	to	6.99%
2019	0.65%	to	0.75%	5,186	353.53	to	173.84	1,282,116	3.91%	10.16%	to	10.05%
2018	0.65%	to	0.75%	3,121	320.92	to	157.96	927,768	2.59%	-1.30%	to	-1.40%
2017	0.65%	to	0.75%	3,811	325.14	to	160.20	1,104,015	3.61%	5.56%	to	5.45%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2021	0.65%			28	1,010.50			28,294	1.64%	38.90%
2020	0.65%			74	727.52			53,836	2.76%	-17.39%
2019	0.65%			105	880.68			92,471	1.44%	18.17%
2018	0.65%			299	745.28			222,838	2.43%	-8.32%
2017	0.65%			478	812.88			388,556	1.47%	2.44%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)
2021	0.65%	to	0.75%	3,899	838.90	to	409.64	1,722,531	1.29%	19.50%	to	19.38%
2020	0.65%	to	0.75%	4,105	702.01	to	343.14	1,523,777	1.71%	2.96%	to	2.86%
2019	0.65%	to	0.75%	4,297	681.84	to	333.61	1,554,017	1.80%	26.47%	to	26.34%
2018	0.65%	to	0.75%	4,636	539.13	to	264.05	1,340,221	1.80%	-7.86%	to	-7.95%
2017	0.65%	to	0.75%	5,042	585.11	to	286.86	1,586,228	3.18%	17.22%	to	17.11%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.75%			223	154.34			34,417	1.71%	-2.81%
2020	0.75%			203	158.80			32,237	2.17%	5.29%
2019	0.75%			190	150.83			28,657	2.34%	5.48%
2018	0.75%			190	143.00			27,169	2.18%	-0.80%
2017	0.75%			200	144.15			28,829	2.23%	1.32%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
2021	0.65%	to	0.75%	2,652	533.43	to	314.40	966,077	2.28%	-2.71%	to	-2.81%
2020	0.65%	to	0.75%	1,664	548.30	to	323.48	708,458	1.56%	5.40%	to	5.30%
2019	0.65%	to	0.75%	2,425	520.19	to	307.21	885,763	2.28%	5.49%	to	5.38%
2018	0.65%	to	0.75%	3,027	493.13	to	291.52	1,057,506	2.56%	-0.61%	to	-0.71%
2017	0.65%	to	0.75%	2,169	496.16	to	293.60	837,156	2.27%	1.43%	to	1.32%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.65%	to	0.75%	572	862.97	to	423.51	272,552	0.93%	-7.88%	to	-7.97%
2020	0.65%	to	0.75%	607	936.76	to	460.18	311,258	1.85%	12.56%	to	12.45%
2019	0.65%	to	0.75%	803	832.20	to	409.22	367,518	2.72%	22.15%	to	22.03%
2018	0.65%	to	0.75%	707	681.30	to	335.35	258,889	0.66%	-17.95%	to	-18.04%
2017	0.65%	to	0.75%	1,025	830.39	to	409.15	470,351	1.44%	40.59%	to	40.45%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021	0.75%			891	142.33			126,812	0.95%	11.82%
2020	0.75%			4,118	127.28			524,153	1.65%	7.14%
2019	0.75%			1,765	118.80			209,680	2.05%	18.23%
2018	0.75%			647	100.48			65,011	1.44%	-15.17%
2017	0.75%			3,340	118.45			395,638	2.59%	26.50%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.75%			693	274.78			190,423	1.14%	13.85%
2020	0.75%			788	241.35			190,182	1.49%	11.16%
2019	0.75%			841	217.12			182,595	1.71%	19.88%
2018	0.75%			1,103	181.11			199,766	1.18%	-5.69%
2017	0.75%			1,185	192.04			227,573	1.38%	14.93%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.75%			78	144.99			11,309	1.88%	-1.46%
2020	0.75%			96	147.13			14,124	1.79%	8.39%
2019	0.75%			140	135.74			19,004	1.85%	8.17%
2018	0.75%			142	125.49			17,820	2.31%	-1.82%
2017	0.75%			177	127.81			22,623	0.98%	2.44%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.75%			434	397.81			172,649	0.00%	15.14%
2020	0.75%			442	345.51			152,715	0.64%	28.96%
2019	0.75%			484	267.92			129,674	0.72%	33.77%
2018	0.75%			675	200.28			135,191	0.18%	-10.10%
2017	0.75%			1,129	222.79			251,531	0.82%	29.99%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.75%			498	314.20			156,472	1.49%	22.72%
2020	0.75%			217	256.03			55,558	1.61%	12.23%
2019	0.75%			226	228.12			51,555	1.34%	24.73%
2018	0.75%			236	182.89			43,163	1.03%	-2.92%
2017	0.75%			244	188.39			45,968	1.39%	21.02%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.75%			1,084	522.79			566,709	0.00%	20.63%
2020	0.75%			1,287	433.40			557,786	0.65%	50.36%
2019	0.75%			1,478	288.23			426,009	0.35%	29.31%
2018	0.75%			1,663	222.90			370,678	0.30%	-1.40%
2017	0.75%			1,928	226.07			435,860	0.30%	26.84%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.65%	to	0.75%	5,277	791.80	to	386.60	2,157,177	0.16%	12.89%	to	12.78%
2020	0.65%	to	0.75%	5,516	701.38	to	342.80	2,011,708	0.22%	11.60%	to	11.49%
2019	0.65%	to	0.75%	5,740	628.48	to	307.47	1,876,267	2.07%	21.04%	to	20.92%
2018	0.65%	to	0.75%	6,177	519.24	to	254.28	1,665,545	1.61%	-8.33%	to	-8.42%
2017	0.65%	to	0.75%	6,341	566.40	to	277.66	1,865,735	1.62%	15.92%	to	15.81%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.65%	to	0.75%	239	498.83	to	246.32	64,931	0.19%	6.02%	to	5.91%
2020	0.65%	to	0.75%	279	470.52	to	232.57	75,363	0.13%	7.85%	to	7.74%
2019	0.65%	to	0.75%	277	436.28	to	215.86	69,713	2.08%	12.75%	to	12.64%
2018	0.65%	to	0.75%	329	386.95	to	191.65	72,037	1.93%	-4.36%	to	-4.46%
2017	0.65%	to	0.75%	378	404.59	to	200.58	85,205	0.83%	8.51%	to	8.40%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2021	0.65%	to	0.75%	14,635	2,626.80	to	1,373.76	25,196,036	2.10%	27.53%	to	27.41%
2020	0.65%	to	0.75%	15,654	2,059.71	to	1,078.26	21,226,841	1.87%	17.36%	to	17.24%
2019	0.65%	to	0.75%	16,656	1,755.11	to	919.72	19,183,408	2.04%	30.34%	to	30.21%
2018	0.65%	to	0.75%	17,529	1,346.55	to	706.33	15,819,908	1.65%	-5.26%	to	-5.36%
2017	0.65%	to	0.75%	20,046	1,421.34	to	746.31	19,235,509	1.68%	20.75%	to	20.63%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.65%	to	0.75%	1,204	893.53	to	434.89	524,071	0.13%	14.75%	to	14.64%
2020	0.65%	to	0.75%	1,170	778.64	to	379.35	444,245	0.23%	12.09%	to	11.97%
2019	0.65%	to	0.75%	1,140	694.69	to	338.79	386,577	2.04%	22.93%	to	22.81%
2018	0.65%	to	0.75%	1,167	565.11	to	275.87	322,231	1.50%	-9.45%	to	-9.54%
2017	0.65%	to	0.75%	1,216	624.07	to	304.96	371,154	1.54%	17.66%	to	17.55%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.65%	to	0.75%	849	379.19	to	187.84	159,284	0.22%	2.08%	to	1.98%
2020	0.65%	to	0.75%	875	371.44	to	184.18	161,347	0.10%	6.02%	to	5.92%
2019	0.65%	to	0.75%	883	350.34	to	173.89	153,547	2.21%	8.82%	to	8.71%
2018	0.65%	to	0.75%	861	321.94	to	159.95	137,882	2.13%	-2.44%	to	-2.54%
2017	0.65%	to	0.75%	849	330.00	to	164.12	139,673	1.30%	5.00%	to	4.90%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.65%	to	0.75%	5,741	632.62	to	310.83	2,365,639	0.18%	9.60%	to	9.49%
2020	0.65%	to	0.75%	6,432	577.21	to	283.89	2,393,567	0.14%	9.63%	to	9.52%
2019	0.65%	to	0.75%	6,621	526.51	to	259.22	2,232,413	2.26%	16.98%	to	16.87%
2018	0.65%	to	0.75%	6,070	450.08	to	221.81	1,617,557	1.82%	-6.29%	to	-6.39%
2017	0.65%	to	0.75%	6,887	480.31	to	236.94	1,946,509	1.74%	12.20%	to	12.09%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.65%	to	0.75%	616	578.37	to	283.84	176,906	4.72%	4.28%	to	4.18%
2020	0.65%	to	0.75%	634	554.61	to	272.45	174,426	5.43%	5.33%	to	5.22%
2019	0.65%	to	0.75%	659	526.55	to	258.92	173,299	4.01%	14.00%	to	13.88%
2018	0.65%	to	0.75%	720	461.90	to	227.36	166,976	3.62%	-3.63%	to	-3.73%
2017	0.65%	to	0.75%	862	479.30	to	236.16	215,243	4.43%	6.07%	to	5.96%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.65%	to	0.75%	920	1,391.94	to	683.10	642,627	1.21%	23.45%	to	23.33%
2020	0.65%	to	0.75%	1,065	1,127.49	to	553.87	605,936	0.92%	12.38%	to	12.27%
2019	0.65%	to	0.75%	1,545	1,003.27	to	493.34	820,852	1.22%	24.84%	to	24.71%
2018	0.65%	to	0.75%	1,999	803.66	to	395.58	922,170	1.31%	-11.96%	to	-12.05%
2017	0.65%	to	0.75%	2,184	912.85	to	449.78	1,147,634	0.95%	15.03%	to	14.92%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2021	0.65%	to	0.75%	1,917	407.77	to	200.11	473,529	5.49%	4.56%	to	4.45%
2020	0.65%	to	0.75%	1,883	390.00	to	191.58	444,682	3.69%	3.39%	to	3.28%
2019	0.65%	to	0.75%	1,789	377.22	to	185.50	393,581	4.80%	8.46%	to	8.35%
2018	0.65%	to	0.75%	1,777	347.80	to	171.20	366,555	2.77%	-2.98%	to	-3.08%
2017	0.65%	to	0.75%	1,973	358.48	to	176.63	417,959	4.06%	5.64%	to	5.54%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	0.65%	to	0.75%	1,259	890.16	to	439.48	580,340	1.28%	33.66%	to	33.53%
2020	0.65%	to	0.75%	1,297	665.99	to	329.13	448,780	1.44%	0.84%	to	0.73%
2019	0.65%	to	0.75%	2,323	660.47	to	326.73	798,712	2.69%	26.13%	to	26.00%
2018	0.65%	to	0.75%	2,502	523.64	to	259.30	679,171	1.47%	-9.94%	to	-10.03%
2017	0.65%	to	0.75%	2,585	581.43	to	288.21	779,322	1.68%	7.97%	to	7.87%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	0.65%	to	0.75%	3,859	316.71	to	158.15	625,675	1.58%	33.84%	to	33.70%
2020	0.65%	to	0.75%	3,309	236.64	to	118.28	404,181	1.45%	18.32%	to	18.28	%****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	0.75%			523	155.22			81,182	1.93%	-1.77%
2020	0.75%			537	158.02			84,856	2.62%	6.21%
2019	0.75%			556	148.78			82,720	3.00%	8.13%
2018	0.75%			556	137.59			76,501	3.14%	-1.17%
2017	0.75%			577	139.22			80,328	3.06%	3.62%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2021	0.75%			902	225.14			203,077	0.28%	14.89%
2020	0.75%			1,168	195.97			228,891	0.93%	10.84%
2019	0.75%			1,613	176.81			285,190	2.92%	19.32%
2018	0.75%			1,669	148.18			247,314	2.19%	-8.73%
2017	0.75%			1,758	162.36			285,434	1.56%	15.15%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2021	0.75%			531	159.37			84,628	0.22%	3.71%
2020	0.75%			534	153.68			82,065	0.25%	6.89%
2019	0.75%			536	143.78			77,065	2.65%	9.95%
2018	0.75%			539	130.77			70,486	2.06%	-3.24%
2017	0.75%			654	135.15			88,389	2.19%	5.56%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2017	0.75%			241	164.75			39,706	1.68%	17.28%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2017	0.75%			447	147.57			65,963	0.83%	9.26%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2021	0.75%			778	212.10			165,011	0.27%	12.79%
2020	0.75%			764	188.05			143,670	0.86%	9.94%
2019	0.75%			744	171.04			127,257	2.61%	17.44%
2018	0.75%			956	145.65			139,240	2.23%	-7.76%
2017	0.75%			956	157.91			150,960	1.69%	13.20%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2021	0.75%			63	244.34			15,393	0.19%	19.29%
2020	0.75%			61	204.83			12,494	1.16%	11.90%
2019	0.75%			59	183.05			10,800	3.00%	23.22%
2018	0.75%			57	148.56			8,468	1.56%	-11.39%
2017	0.75%			106	167.66			17,772	0.65%	19.10%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2021	0.75%			909	197.53			179,555	0.26%	10.29%
2020	0.75%			915	179.10			163,875	0.70%	8.89%
2019	0.75%			936	164.47			153,947	2.76%	15.43%
2018	0.75%			950	142.49			135,368	2.35%	-6.75%
2017	0.75%			575	152.81			87,864	1.68%	11.17%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.75%			3	233.23			700	0.19%	7.43%
2020	0.75%			3	217.09			651	0.13%	8.59%
2019	0.75%			4	199.92			800	2.14%	14.48%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2021	0.75%			231	133.58			30,858	2.31%	11.56%
2020	0.75%			238	119.74			28,499	0.97%	6.88%
2019	0.75%			246	112.03			27,560	2.39%	18.02%
2018	0.75%			253	94.92			24,016	1.86%	-15.44%
2017	0.75%			315	112.26			35,362	1.45%	26.13%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2021	0.75%			243	169.33			41,146	1.92%	-1.47%
2020	0.75%			270	171.84			46,398	2.78%	8.49%
2019	0.75%			298	158.40			47,202	3.25%	9.06%
2018	0.75%			279	145.23			40,520	3.00%	-1.95%
2017	0.75%			1,012	148.12			149,893	1.80%	3.17%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2021	0.75%			4,634	188.26			872,388	0.31%	-1.82%
2020	0.75%			6,839	191.75			1,311,375	0.99%	49.91%
2019	0.75%			8,260	127.91			1,056,502	1.26%	32.15%
2018	0.75%			8,726	96.79			844,551	1.11%	-17.08%
2017	0.75%			8,816	116.73			1,029,079	1.21%	24.84%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	0.65%	to	0.75%	7,171	258.53	to	129.11	1,273,851	3.37%	9.86%	to	9.75%
2020	0.65%	to	0.75%	7,007	235.32	to	117.64	1,129,310	0.00%	17.66%	to	17.64	%****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	0.65%	to	0.75%	2,651	1,092.89	to	460.52	1,329,604	0.00%	39.54%	to	39.40%
2020	0.65%	to	0.75%	3,338	783.22	to	330.36	1,181,210	0.00%	29.25%	to	29.12%
2019	0.65%	to	0.75%	3,662	605.98	to	255.86	1,002,765	3.83%	29.68%	to	29.55%
2018	0.65%	to	0.75%	4,604	467.27	to	197.49	974,527	0.32%	-3.71%	to	-3.80%
2017	0.65%	to	0.75%	4,753	485.27	to	205.30	1,048,099	0.36%	29.36%	to	29.23%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.65%	to	0.75%	8,417	1,227.50	to	386.78	4,310,638	0.12%	-5.32%	to	-5.42%
2020	0.65%	to	0.75%	9,292	1,296.49	to	408.93	5,066,319	0.00%	59.86%	to	59.70%
2019	0.65%	to	0.75%	10,544	811.03	to	256.06	3,688,902	0.00%	36.36%	to	36.23%
2018	0.65%	to	0.75%	11,617	594.75	to	187.97	2,972,370	0.00%	-7.46%	to	-7.55%
2017	0.65%	to	0.75%	12,482	642.68	to	203.32	3,577,362	0.00%	26.91%	to	26.79%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.75%			1,889	294.46			556,240	0.76%	23.09%
2020	0.75%			1,936	239.22			463,138	2.12%	-1.88%
2019	0.75%			1,944	243.82			473,978	2.25%	22.92%
2018	0.75%			2,034	198.35			403,448	1.11%	-13.81%
2017	0.75%			2,205	230.13			507,430	1.12%	12.99%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	0.75%			735	322.34			236,922	0.31%	25.62%
2020	0.75%			785	256.59			201,424	0.44%	12.70%
2019	0.75%			825	227.67			187,830	0.66%	27.11%
2018	0.75%			844	179.11			151,167	0.55%	-5.48%
2017	0.75%			886	189.49			167,892	0.56%	23.92%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2021	0.65%			166	333.02			55,277	0.31%	25.99%		* ***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2021	0.75%			510	329.97			168,287	0.27%	25.81%
2020	0.75%			760	262.28			199,335	0.74%	12.49%
2019	0.75%			1,103	233.16			257,175	0.75%	25.10%
2018	0.75%			1,141	186.37			212,650	0.59%	-6.58%
2017	0.75%			1,227	199.50			244,790	0.47%	17.48%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.65%	to	0.75%	27,600	1,317.65	to	650.53	21,970,104	0.54%	29.40%	to	29.27%
2020	0.65%	to	0.75%	26,543	1,018.29	to	503.24	16,816,624	1.32%	18.13%	to	18.01%
2019	0.65%	to	0.75%	29,822	862.03	to	426.44	16,115,883	1.70%	36.72%	to	36.59%
2018	0.65%	to	0.75%	33,462	630.49	to	312.21	13,311,118	0.78%	-1.92%	to	-2.01%
2017	0.65%	to	0.75%	38,078	642.80	to	318.63	15,548,337	0.48%	26.49%	to	26.36%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	0.75%			7,413	268.19			1,988,061	1.01%	45.65%
2020	0.75%			9,952	184.13			1,832,447	1.47%	-6.09%
2019	0.75%			11,151	196.08			2,186,433	1.70%	29.73%
2018	0.75%			12,584	151.15			1,902,023	1.91%	-4.64%
2017	0.75%			13,832	158.51			2,192,474	1.90%	5.70%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.75%			561	115.61			64,855	1.04%	-1.33%
2020	0.75%			585	117.17			68,543	1.63%	2.06%
2019	0.75%			600	114.80			68,879	1.38%	3.31%
2018	0.75%			1,234	111.12			137,123	2.85%	0.06%
2017	0.75%			979	111.05			108,719	1.58%	0.82%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.65%	to	0.75%	21	302.97	to	191.19	4,239	2.28%	9.68%	to	9.57%
2020	0.65%	to	0.75%	31	276.22	to	174.48	5,816	1.36%	4.50%	to	4.39%
2019	0.65%	to	0.75%	536	264.33	to	167.14	90,461	2.01%	11.76%	to	11.65%
2018	0.65%	to	0.75%	680	236.52	to	149.70	102,517	1.91%	-16.24%	to	-16.32%
2017	0.65%	to	0.75%	685	282.37	to	178.91	123,689	2.05%	21.92%	to	21.80%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
2021	0.65%	to	0.75%	14,296	293.80	to	159.14	2,959,960	0.00%	-0.65%	to	-0.75%
2020	0.65%	to	0.75%	8,854	295.72	to	160.35	1,736,611	0.26%	-0.41%	to	-0.51%
2019	0.65%	to	0.75%	14,444	296.93	to	161.17	2,667,693	1.65%	1.12%	to	1.02%
2018	0.65%	to	0.75%	18,342	293.64	to	159.54	3,287,463	1.40%	0.73%	to	0.63%
2017	0.65%	to	0.75%	31,376	291.52	to	158.55	5,352,918	0.42%	-0.23%	to	-0.33%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2021	0.65%	to	0.75%	4,613	1,180.61	to	576.50	2,826,731	0.00%	29.92%	to	29.79%
2020	0.65%	to	0.75%	5,834	908.73	to	444.18	2,730,703	0.02%	21.92%	to	21.80%
2019	0.65%	to	0.75%	5,196	745.33	to	364.68	2,019,339	0.08%	24.88%	to	24.75%
2018	0.65%	to	0.75%	5,573	596.86	to	292.32	1,736,319	0.02%	-13.21%	to	-13.30%
2017	0.65%	to	0.75%	5,842	687.73	to	337.17	2,112,760	0.00%	12.77%	to	12.66%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.65%	to	0.75%	455	1,177.81	to	578.01	284,589	0.00%	9.59%	to	9.48%
2020	0.65%	to	0.75%	492	1,074.72	to	527.95	283,261	0.00%	39.98%	to	39.84%
2019	0.65%	to	0.75%	557	767.79	to	377.55	227,075	0.00%	34.83%	to	34.70%
2018	0.65%	to	0.75%	616	569.44	to	280.29	182,771	0.00%	-8.54%	to	-8.63%
2017	0.65%	to	0.75%	735	622.60	to	306.77	239,374	0.00%	24.12%	to	23.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2021	0.65%	to	0.75%	2,859	984.11	to	480.54	1,590,911	0.00%	31.07%	to	30.94%
2020	0.65%	to	0.75%	3,043	750.81	to	366.99	1,290,985	0.07%	4.47%	to	4.37%
2019	0.65%	to	0.75%	3,353	718.67	to	351.63	1,348,224	1.06%	18.23%	to	18.12%
2018	0.65%	to	0.75%	3,571	607.84	to	297.70	1,220,642	0.70%	-17.49%	to	-17.57%
2017	0.65%	to	0.75%	3,869	736.69	to	361.17	1,594,158	0.51%	8.36%	to	8.25%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
2021	0.65%	to	0.75%	946	1,683.99	to	1,037.01	1,318,736	0.79%	21.12%	to	20.99%
2020	0.65%	to	0.75%	1,031	1,390.40	to	857.07	1,195,430	1.11%	9.60%	to	9.49%
2019	0.65%	to	0.75%	1,142	1,268.57	to	782.76	1,226,691	1.09%	28.50%	to	28.38%
2018	0.65%	to	0.75%	1,390	987.18	to	609.74	1,167,987	1.09%	-0.65%	to	-0.75%
2017	0.65%	to	0.75%	1,595	993.66	to	614.36	1,317,864	1.01%	19.76%	to	19.64%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2021	0.65%			8	1,641.78			13,134	0.00%	12.26%
2020	0.65%			9	1,462.48			13,162	0.00%	39.07%
2019	0.65%			9	1,051.59			9,464	0.00%	31.89%
2018	0.65%			10	797.33			7,973	0.00%	-7.01%
2017	0.65%			19	857.48			16,292	0.00%	24.48%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2021	0.65%	to	0.75%	524	466.61	to	231.87	125,726	0.00%	11.99%	to	11.88%
2020	0.65%	to	0.75%	526	416.64	to	207.25	113,828	0.00%	38.80%	to	38.67%
2019	0.65%	to	0.75%	534	300.16	to	149.46	85,083	0.00%	31.62%	to	31.49%
2018	0.65%	to	0.75%	503	228.05	to	113.66	58,087	0.00%	-7.17%	to	-7.26%
2017	0.65%	to	0.75%	709	245.65	to	122.56	88,004	0.00%	23.76%	to	23.63%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.65%	to	0.75%	1,280	1,176.84	to	577.54	1,315,156	0.38%	22.68%	to	22.55%
2020	0.65%	to	0.75%	1,364	959.30	to	471.25	1,148,419	0.61%	18.79%	to	18.67%
2019	0.65%	to	0.75%	1,484	807.57	to	397.11	1,057,242	0.61%	25.07%	to	24.94%
2018	0.65%	to	0.75%	438	645.70	to	317.83	152,325	0.45%	-6.34%	to	-6.43%
2017	0.65%	to	0.75%	630	689.41	to	339.69	228,342	0.47%	17.66%	to	17.55%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	0.65%	to	0.75%	1,591	372.26	to	184.73	354,098	2.64%	0.09%	to	-0.01%
2020	0.65%	to	0.75%	1,554	371.93	to	184.75	340,449	2.30%	2.79%	to	2.68%
2019	0.65%	to	0.75%	1,644	361.84	to	179.92	369,830	1.93%	3.01%	to	2.91%
2018	0.65%	to	0.75%	1,605	351.25	to	174.83	358,048	1.60%	0.36%	to	0.26%
2017	0.65%	to	0.75%	2,086	349.98	to	174.37	471,741	1.37%	0.24%	to	0.14%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2020	0.75%			10	142.77			1,428	7.62%	9.94%
2019	0.75%			53	129.86			6,882	1.96%	6.22%
2018	0.75%			49	122.25			5,990	5.13%	-4.70%
2017	0.75%			72	128.28			9,236	1.30%	10.02%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2021	0.75%			11,646	125.13			1,457,318	0.53%	-1.67%
2020	0.75%			5,083	127.26			646,856	1.22%	2.22%
2019	0.75%			7,573	124.50			942,803	2.60%	3.25%
2018	0.75%			12,120	120.58			1,461,429	1.68%	-0.42%
2017	0.75%			8,678	121.09			1,050,800	1.33%	0.60%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2021	0.65%	to	0.75%	732	354.34	to	176.35	133,534	1.19%	26.48%	to	26.35%
2020	0.65%	to	0.75%	731	280.16	to	139.57	106,102	1.67%	5.12%	to	5.01%
2019	0.65%	to	0.75%	728	266.52	to	132.91	100,630	1.86%	29.56%	to	29.43%
2018	0.75%			683	102.69			70,134	0.72%	-9.18%
2017	0.75%			811	113.06			91,691	0.00%	13.06%		* ***

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2021	0.65%	to	0.75%	567	611.86	to	304.37	214,087	0.00%	21.86%	to	21.74%
2020	0.65%	to	0.75%	746	502.10	to	250.02	220,795	0.04%	37.81%	to	37.67%
2019	0.65%	to	0.75%	1,157	364.34	to	181.60	235,149	0.13%	35.86%	to	35.72%
2018	0.65%	to	0.75%	1,253	268.18	to	133.81	186,471	0.00%	1.71%	to	1.61%
2017	0.65%	to	0.75%	642	263.66	to	131.68	103,019	0.10%	30.06%	to	29.93%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2021	0.65%	to	0.75%	143	580.47	to	284.87	46,056	1.15%	8.12%	to	8.01%
2020	0.65%	to	0.75%	143	536.90	to	263.75	43,169	1.66%	11.37%	to	11.26%
2019	0.65%	to	0.75%	173	482.09	to	237.06	53,017	1.24%	24.34%	to	24.22%
2018	0.65%	to	0.75%	176	387.71	to	190.84	42,847	1.72%	-19.64%	to	-19.72%
2017	0.65%	to	0.75%	568	482.47	to	237.72	241,492	2.47%	25.76%	to	25.64%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2021	0.75%			924	673.29			622,121	0.00%	11.99%
2020	0.75%			956	601.23			574,772	0.00%	28.30%
2019	0.75%			1,580	468.60			740,387	0.00%	27.67%
2018	0.75%			2,370	367.04			869,892	0.00%	0.10%
2017	0.75%			2,559	366.68			938,327	0.00%	26.36%
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2021	0.65%	to	0.75%	1,284	518.55	to	258.82	429,728	4.58%	-4.67%	to	-4.77%
2020	0.65%	to	0.75%	1,645	543.98	to	271.78	552,967	6.86%	8.22%	to	8.11%
2019	0.65%	to	0.75%	2,028	502.67	to	251.40	614,617	0.54%	11.89%	to	11.77%
2018	0.65%	to	0.75%	2,449	449.27	to	224.92	648,860	8.36%	-6.75%	to	-6.84%
2017	0.65%	to	0.75%	2,095	481.79	to	241.44	631,029	2.24%	11.52%	to	11.41%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	0.65%	to	0.75%	2,991	848.18	to	413.34	1,624,626	0.92%	-12.44%	to	-12.53%
2020	0.65%	to	0.75%	2,928	968.68	to	472.54	1,826,639	2.02%	16.49%	to	16.37%
2019	0.65%	to	0.75%	3,169	831.55	to	406.05	1,663,769	0.49%	29.75%	to	29.62%
2018	0.65%	to	0.75%	3,515	640.89	to	313.26	1,440,540	0.31%	-23.98%	to	-24.06%
2017	0.65%	to	0.75%	3,742	843.11	to	412.52	2,066,357	0.45%	50.06%	to	49.91%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.65%	to	0.75%	906	861.10	to	385.90	450,367	0.47%	18.15%	to	18.03%
2020	0.65%	to	0.75%	1,084	728.82	to	326.95	444,833	0.70%	18.34%	to	18.22%
2019	0.65%	to	0.75%	2,980	615.87	to	276.55	923,487	0.00%	11.14%	to	11.03%
2018	0.65%	to	0.75%	3,065	554.12	to	249.07	869,263	0.00%	-28.74%	to	-28.82%
2017	0.65%	to	0.75%	2,968	777.65	to	349.90	1,194,561	0.00%	-2.33%	to	-2.43%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2021	0.95%			1,187	518.23			615,144	1.93%	24.14%
2020	0.95%			1,237	417.45			516,386	2.75%	2.27%
2019	0.95%			1,179	408.18			481,240	2.51%	23.25%
2018	0.95%			1,324	331.17			438,472	2.38%	-6.86%
2017	0.95%			1,394	355.56			495,651	2.47%	17.13%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2021	0.95%			727	175.07			127,277	2.05%	-2.65%
2020	0.95%			679	179.83			122,104	2.26%	6.56%
2019	0.95%			581	168.75			98,045	2.55%	7.65%
2018	0.95%			569	156.76			89,199	2.37%	-1.08%
2017	0.95%			620	158.47			98,254	2.40%	2.51%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2021	0.95%			872	276.56			241,159	4.76%	2.70%
2020	0.95%			1,053	269.29			283,565	5.57%	4.67%
2019	0.95%			1,020	257.27			262,415	5.83%	14.58%
2018	0.95%			976	224.53			219,142	4.91%	-3.66%
2017	0.95%			1,036	233.05			241,439	4.80%	6.00%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2021	0.95%	1,580	726.62	1,148,055	1.14%	23.18%
2020	0.95%	1,771	589.88	1,044,677	1.51%	16.96%
2019	0.95%	1,872	504.36	944,170	1.48%	29.64%
2018	0.95%	1,987	389.06	773,071	1.22%	-10.19%
2017	0.95%	2,009	433.22	870,333	1.21%	17.96%
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2021	0.65%	491	766.59	376,394	0.00%	-5.66%
2020	0.65%	273	812.55	221,827	0.00%	61.60%
2019	0.65%	367	502.83	184,537	0.00%	38.12%
2018	0.65%	277	364.05	100,842	0.00%	-7.67%
2017	0.65%	304	394.28	119,863	0.00%	28.30%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2021	0.65%	98	1,063.95	104,267	0.04%	23.97%
2020	0.65%	118	858.24	101,272	0.44%	20.22%
2019	0.65%	123	713.88	87,808	0.29%	30.61%
2018	0.65%	137	546.56	74,879	0.19%	-7.75%
2017	0.65%	135	592.48	79,985	0.67%	19.66%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2021	0.75%	185	653.10	120,823	0.00%	6.84%
2020	0.75%	178	611.31	108,813	0.00%	56.61%
2019	0.75%	280	390.35	109,298	0.00%	23.90%
2018	0.75%	300	315.06	94,518	0.00%	0.55%
2017	0.75%	335	313.34	104,970	0.00%	24.92%
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.